File Nos. 333-136513
811-21939

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.
Post-Effective Amendment No.7
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.7

HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)

Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)

Copies of Communications to:
Stephen E. Roth
Sutherland LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2010 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Qualified Variable Deferred Group Annuity Contract Issued By Horace Mann Life
Insurance Group Annuity Separate Account
Flexible Premium Contract for Chicago Public School Participants
May 1, 2010

This Prospectus offers a Variable, qualified group annuity contract (“Group Contract”) to certain Chicago Public School employees (“Participants”). The Group Contract and Certificates thereunder are issued by Horace Mann Life Insurance Company (“HMLIC”), and are issued in connection with retirement plans or arrangements that may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”).

Participants may allocate Net Purchase Payments and account value to the fixed account or to the Horace Mann Life Insurance Group Annuity Separate Account (“the Separate Account”) that invests through each of its Subaccounts (sometimes referred to as “Variable investment options”) in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
Large Core
BlackRock Index Equity Portfolio (Service Class)
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC 2)
Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio
Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)
Small Growth
Wilshire VIT Small Cap Growth Fund
Small Value
Ariel Fund®

International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)

Technology Funds
T. Rowe Price Science & Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
BlackRock Low Duration Bond Portfolio (Service Class)
BlackRock Liquidity Temp Fund (Service Class)
BlackRock Total Return II Portfolio (Service Class)

This Prospectus sets forth the information an investor should know, and should be kept for future reference. Additional information about the Horace Mann Life Insurance Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”), dated May 1, 2010. The SAI is incorporated by reference and is available upon request and without charge. You can obtain the SAI by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 61708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free). The table of contents of the SAI appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information that the Horace Mann Life Insurance Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Certificates, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this Prospectus is May 1, 2010.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE GROUP CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Certificate.

Annuity Date: The date Annuity Payments begin. The criteria for determining Annuity Dates are set forth in the Group Contract.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. See “Taxation of Contract Benefits.”

Annuity Payments: A series of payments that may be: for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the Annuity Period except in the case of certain joint and survivor Annuity Payment Options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: A document issued to employees of the Chicago Public Schools who are Participants under the Group Contract that summarizes the provisions of the Group Contract and sets forth the Participant’s rights and benefits thereunder.

Certificate Year: A year measured from the date a Certificate was issued to a Participant and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under a Certificate before Annuity Payments begin.

Group Contract: This Prospectus offers a Variable flexible premium group annuity contract to retirement plans of the Chicago Public Schools.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes.

Participant, You, Your: A person to whom a Certificate showing participation under the Group Contract has been issued.

Qualified Plan: The term “Qualified Plan” in this Prospectus will be used to describe the following annuity contracts and the Certificates thereunder: Internal Revenue Code (IRC) Section 403(b) tax sheltered annuity (“403(b) contract”) and IRC Section 457(b) eligible governmental plan annuity (“457(b) contract”).

Separate Account: The Horace Mann Life Insurance Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund.

Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.

Total Accumulation Value: The sum of the Fixed Account Value and the Variable Account Value before Annuity Payments begin.

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Underlying Funds: All Mutual Funds listed in this document that are available for investment through the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value for each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: Your portion of the Separate Account set up to receive Net Purchase Payments and transfers allocated to it.

Variable Account Value: The dollar value of the Separate Account investment options under the Group Contract before the time Annuity Payments begin.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Group Contract and the Certificates thereunder. More detailed information about the material rights and features under the Contract can be found in this Prospectus, and in the related Statement of Additional Information. This prospectus discloses all material features and benefits of the Group Contract and Certificates. This Prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Group Contract and Your Certificate. For information regarding the fixed portion, refer to the Group Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in the prospectus and the statement of additional information of each Underlying Fund.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is “the Separate Account”?

The Horace Mann Life Insurance Group Annuity Separate Account segregates assets dedicated to the Variable portion of the Group Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this Prospectus?

We issue the Group Contract exclusively to retirement plans of the Chicago Public Schools. Employees of the Chicago Public Schools may purchase Certificates under the Group Contract. The Group Contract offered by this Prospectus is a Qualified Plan. Purchasing a Certificate as an investment vehicle for a qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Group Contract and the Certificates thereunder are offered and sold by HMLIC through PEB Financial Services, located at 20 E Jackson Blvd., Suite 200, Chicago, IL 60604. Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”), a member of FINRA and SIPC. HMLIC has entered into a distribution agreement with LPL.

What are my investment choices?

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
Large Core
BlackRock Index Equity Portfolio (Service Class)

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio

Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC 2)

Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio

Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)

Small Growth
Wilshire VIT Small Cap Growth Fund

Small Value
Ariel Fund®

International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)

Technology Funds
T. Rowe Price Science & Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
Black Rock Low Duration Bond Portfolio (Service Class)
Black Rock Liquidity Temp Fund (Service Class)
Black Rock Total Return II Portfolio (Service Class)

(b)	Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Variable Account Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Certificate.)

When can I transfer between accounts?

At any time before the Annuity Date for Your Certificate, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period

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to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Group Contract into a Subaccount are subject to certain restrictions. For complete details see “Transfers.”

May I withdraw all or part of my account value before the Annuity Date?

Subject to the restrictions imposed by Your retirement plan and/or the IRC, You may at any time before the Annuity Date surrender Your Certificate in whole, or withdraw it in part, for cash. Each surrender or partial withdrawal from the Variable Account Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Restrictions on surrenders and withdrawals from the fixed account are addressed in Your Certificate.

What are the charges or deductions?

Your Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%. The State of Illinois does not currently assess premium taxes.

A mortality and expense risk fee (“M&E Fee”) is deducted from the Variable Account Value. This fee is computed on a daily basis and will not exceed an annual rate of 0.80% of the daily net assets of the Variable Account Value.

We do not deduct an annual maintenance fee, and no deduction for sales expense is charged on purchase payments, surrenders or withdrawals.

What are the federal income tax consequences of investing in the Group Contract?

Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also not taxed as they accumulate in an annuity contract. Your Certificate benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from 403(b) contracts or 457(b) contracts, except under certain circumstances. See “Tax Consequences.” Certificates might not be suitable for short-term investment. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

A Participant generally may return a Certificate to HMLIC within 30 days of receipt of the Certificate. HMLIC will refund the Variable Account Value and all contributions made to the fixed account.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under Your Certificate.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable. The following options are available for receiving Annuity Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Annuity Payments.

The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2 or retires. See “Taxation of Contract Benefits.”

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Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering a Certificate. The first table describes the fees and expenses that You will pay at the time that You buy a Certificate, surrender a Certificate or transfer account value between investment options.

Participant Transaction Expenses(1)

Contingent Deferred Sales Charge	None

The following table describes the fees and expenses that You will pay periodically during the time that You own a Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee	None
Loan Interest Spread(2)	2.0%
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fee	0.80%
Total Separate Account Annual Expenses	0.80%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2009. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.19%	1.86%

The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other Variable annuity contracts. These costs include Participant transaction expenses, periodic fees and expenses, Separate Account annual expenses, and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2009. Although Your actual costs may be higher or lower, based on these assumptions Your costs — if You surrender Your Certificate at the end of the applicable period, if You annuitize at the end of the applicable time period, or if You do not surrender Your Certificate — would be:

1 Year	3 Years	5 Years	10 Years
$267	$819	$1,397	$2,959

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Group Contract and Certificates thereunder, see “Other Information — Distribution of the Contract.”

(1)	Any premium taxes relating to a Certificate will be deducted from the premium or deducted from the amount applied to purchase Annuity Payments, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5%.

(2)	“Loan Interest Spread” is the difference between the annual interest rate charged to the customer on the outstanding loan balance and the annual interest rate earned by the customer on the outstanding loan balance. While a loan is outstanding, loan interest is payable in arrears, no less frequently than quarterly, with equal installment payments due on the last day of each quarter. See “Loans” for more details on how the interest is calculated.

(3)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown.

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Condensed Financial Information

When HMLIC began issuing Certificates under a group Variable annuity contract funded through the Separate Account to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, it had not registered that group annuity contract under the Securities Act of 1933 (“1933 Act”), nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Condensed financial information for the Subaccounts of the Separate Account before it was registered under the 1940 Act, and before the Group Contract was registered under the 1933 Act, is provided in an appendix to this prospectus. The appendix also includes the condensed financial information for the period after October 16, 2006 (when the Group contract was registered).

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis. HMLIC is an indirect wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Group Contract will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On March 1, 2002, HMLIC established the Separate Account under Illinois law. On August 11, 2006, HMLIC registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the 1940 Act (“1940 Act”). The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Participant instructions.

The Separate Account and each of its Subaccounts are administered and accounted for as a part of the business of HMLIC. The income gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Group Contract, without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Group Contract and the Certificates thereunder, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Group Contract and the Certificates thereunder HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Group Contract and the Certificates thereunder, the amounts of Variable Annuity Payments are not guaranteed.

Status of the Group Contract and the Separate Account Before October 16, 2006. In 2002, HMLIC became one of a limited number of investment providers under the Chicago Public Schools 403(b) Tax Deferred Compensation Plan. In that same year, HMLIC established the Separate Account through which it funded a group annuity contract that was issued to the 403(b) Plan. HMLIC did not register that group contract under the 1933 Act, nor did it register the Separate Account under the 1940 Act. At that time, the Company believed, in good faith, that such registration was not required on the basis that the 403(b) Plan is a “governmental plan” that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of “governmental plan” funded by an annuity contract not exempted from registration as a security, and the Company then registered the Separate Account under the 1940 Act (effective August 11, 2006) and the group contract under the 1933 Act, (effective October 16, 2006).

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The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management of investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund.

Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus before investing. A copy of each prospectus may be obtained without charge from PEB Financial Services by calling (312) 922-3264 or writing to 20 E. Jackson Blvd Suite 200, Chicago, IL 60604. Prospectuses may also be obtained through HMLIC by calling (800) 999-1030 (toll-free), sending a facsimile transmission to (877) 832-3785 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

Name	Objective	Investment Type	Adviser
BlackRock Index Equity Portfolio (Service Class)	The fund’s investment goal is to approximate the investment performance of the S&P 500» index, in terms of its total investment return.	Large core	The BlackRock Index Equity Portfolio is advised by BlackRock Advisors, Inc.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein LP

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity VIP Mid Cap Portfolio SC 2	Seeks long-term growth of Capital.	Mid core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Lord Abbett Series Fund Growth Opportunities Portfolio	Capital Appreciation	Mid growth	The Lord Abbett Series Fund-Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC

Ariel Appreciation Fund®	Long-term capital appreciation	Mid value	Ariel Appreciation Fund» is advised by Ariel Investments, LLC

Neuberger Berman Genesis Fund- Advisor Class	Capital growth	Small core	Neuberger Berman Genesis Fund-Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Ariel Fund®	Long-term capital appreciation	Small value	Ariel Fund» is advised by Ariel Investments, LLC

Goldman Sachs VIT International Equity Fund	Long term capital appreciation	International	The Goldman Sachs VIT International Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management International (“GSAMI”).

Templeton Foreign Smaller Companies Fund (Class A)	The Fund’s investment goal is long-term capital growth.	International	The Templeton Foreign Smaller Companies Fund is advised by Franklin Templeton Investments.

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Name	Objective	Investment Type	Adviser

T. Rowe Price Science & Technology Fund-Advisor Class	Long term capital appreciation	Technology	The T. Rowe Price Science & Technology Fund-Advisor Class is advised by T. Rowe Price Associates, Inc.

Putnam VT The George Putnam Fund of Boston (IB Shares)	Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.	Balanced	The Putnam VT The George Putnam Fund of Boston is advised by Putnam Investment Management, LLC

BlackRock Low Duration Bond Portfolio (Service Class)	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark).	Bond	The BlackRock Low Duration Bond Portfolio is advised by BlackRock Advisors, Inc

BlackRock Liquidity Temp Fund (Service Class)	The fund seeks as high a level of current income as is consistent with liquidity and stability of principal.	Bond	The BlackRock Liquidity Temp Fund is advised by BlackRock Institutional Management Corp.

BlackRock Total Return II Portfolio (Service Class)	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).	Bond	The BlackRock Core Bond Total Return Portfolio is advised by BlackRock Advisors, Inc.

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts, variable life insurance contracts, or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Certificate.

Selection of Underlying Funds — In consultation with the Board of Education of the City of Chicago (“Plan Sponsor”), We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

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Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Group Contract. We reserve the right, subject to compliance with applicable law and concurrence of the Plan Sponsor, to add new underlying funds or classes of underlying funds, to close existing Underlying Funds or classes of Underlying Funds, or to substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without the concurrence of the Plan Sponsor, and without notice to You and the prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

With the concurrence of the Plan Sponsor, We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Group Contract is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Participant is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Participant voting instructions under certain circumstances.

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The Certificates

Participants’ Rights

The Group Contract (and the Certificates thereunder) may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, a Participant may be required to forego certain rights granted by the Group Contract (and the Certificates thereunder) and should refer to the provisions of his or her Certificate, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Participant may exercise all privileges of ownership, as defined in the Certificate, without the consent of any other person. These privileges include the right during the period specified in the Certificate to change the beneficiary designated in the Certificate, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Certificate terms. When multiple Certificates consisting of identical first nine digits in the Certificate number are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Certificates issued, and the death benefit will be determined as the aggregate death benefit for all such Certificates issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Plan is generally prohibited.

This prospectus describes only the Variable portions of the Group Contract/Certificate. On the Annuity Date, the Participant has certain rights to acquire fixed annuity options. See Your Certificate for details regarding fixed Annuity Payments.

Purchasing a Certificate

To purchase a Certificate issued under the Group Contract offered by this Prospectus, You must complete an enrollment form bearing all requested signatures and a suitability form unless one is already on file.

Enrollment forms are to be sent to PEB Financial Services. If PEB Financial Services approves the suitability of the sale, the enrollment form is complete, and the initial purchase payment has been received at Our Home Office. We will issue Your Certificate within 2 business days of its receipt and credit the initial Net Purchase Payment to the Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete enrollment form is received, PEB Financial Services and/or HMLIC will promptly request additional information needed to process the enrollment. Any initial purchase payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days, HMLIC will return any initial purchase payment received by HMLIC unless otherwise directed by the Participant.

For a 457(b) Contract, the employer will purchase the Certificate on behalf of the employee but the employee will be required to complete an enrollment form and a suitability form.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or purchase payments, We may experience such delays to the extent registered representatives from PEB Financial Services fail to forward enrollment forms and purchase payments to Our Home Office on a timely basis.

Right to Cancel

You have the right to cancel Your Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the registered representative who sold it to You, within this “free look period.” HMLIC will refund the Variable Account Value and all contributions made to the fixed account. Upon return of the Certificate, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for Your product is $10. The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Contributions.” Any Net Purchase Payment received and considered to be in good form will be credited on the next Valuation Date following receipt. We deem receipt to occur on a Valuation Date if We receive the Net Purchase Payment at Our Home Office before 3:00 p.m. Central Time. If We receive the Net Purchase Payment at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Allocation of Purchase Payments — All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. A request to change the allocation of Net Purchase Payments can be made by written notice submitted to HMLIC, and will be effective on the Valuation Date of receipt of the request by Our Home Office unless a future date is requested.

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Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses, and the deduction of certain charges.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract, before the Annuity Date. You may transfer account value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

Transfers from the fixed account are restricted to 20% of the value in the fixed account. Additional transfers of another 20% may be completed, but only after 365 days have elapsed since the last transfer. Please read Your Certificate for more information.

A Participant may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (877) 832-3785, by calling (800) 999-1030 (toll-free), or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access”.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) by HMLIC’s Home Office, unless a future date is requested. See “Other Information — Forms Availability.”

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Variable investment options, or between the fixed account and Variable investment options, to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available before the Annuity Date.

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The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us), and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by facsimile transmission to (877) 832-3785.

Because the Variable Account Value from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the Variable Account Value in a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the amounts and which of the fixed account and/or the Variable investment options is/are to be utilized, and include proper authorization, such as a signature on a form or validating information if using the telephone.

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Rebalancing will begin on the Valuation Date of receipt of Your written request (in a form acceptable to Us) in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by facsimile transmission to (877) 832-3785.

All requests must (1) identify the Participant’s name and Certificate number, (2) specify the investment options to be utilized and the percentage to be maintained in each option, and (3) include proper authorization, such as a signature on a form or validating information if using the telephone.

Changes to Purchase Payment Allocations — A Participant may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by facsimile transmission to (877) 832-3785, or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). The percentages must total 100% and each request must be stated in whole percentages. Changes in allocation instructions are effective on the Valuation Date of receipt of the written request at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

Market Timing — The Group Contract (and the Certificates thereunder) and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally, and to Participants and their account performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate Your Certificate. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. When considering whether to take action, HMLIC does not include transfers made pursuant to the dollar cost averaging method or rebalancing.

HMLIC applies its market timing policies and procedures uniformly to all owners of Certificates under a particular Group Contract. Such action will include requiring future transfer requests under a Certificate to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Certificate owners, it will notify You in writing of any restrictions.

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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Group Contract (and the Certificates thereunder). Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds.

HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. These fees will be assessed against the redeeming Participant. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares. Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the underlying fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from a 403(b) contract or a 457(b) contract except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Group Contract and the Certificates thereunder are issued, a Participant may surrender a Certificate in whole or withdraw part of the account value for cash before Annuity Payments begin.

The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC’s Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling 800-999-1030 or by accessing Our website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile and photocopy transmissions of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Participant. (See “Tax Consequences” and “Other Information — Forms Availability.”)

Partial withdrawals and surrenders will be processed either (1) on a Valuation Date You specify in a request, provided the specified Valuation Date occurs on or after receipt of the request at Our Home Office, or (2) on the Valuation Date of such receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days before Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

If You request a partial withdrawal from Your tax-deferred annuity contract using the hardship withdrawal regulations of the IRC, there may be a suspension of contributions to all other retirement plans of Your employer for six months (or such period of time as is provided in Your retirement plan document). You should consult with Your retirement plan administrator for further guidance before making a hardship withdrawal.

Loans — Loans are available under Your Certificate before the date Annuity Payments begin, and at least 12 months after the loan endorsement has been in force in connection with Your Certificate. Your loan request must be in writing to Our Home Office. We will permit one loan in any continuous 12-month period. In no event will We permit a loan term to extend beyond an Annuitant’s 70th birthday.

When a loan is made, fixed account funds equaling the amount of the loan will be transferred from the fixed account to a loan reserve account. The minimum loan amount is $1,000. The maximum loan amount is $50,000, and cannot exceed half of Your Fixed Account Value. The initial interest rate established for Your loan will be the Adjustable Interest Rate for the calendar quarter in which the loan is effective. The interest rate on Your loan may change annually at Your annual loan anniversary date. The Adjustable Interest Rate is an interest rate established by HMLIC each calendar quarter and will apply for 12 months to new loans made in that quarter

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and to outstanding loans with loan anniversaries that occur in that quarter. The Adjustable Interest Rate will not exceed the published monthly average from Moody’s Corporate Bond Yield Average, rounded to the lowest 1/2% for the calendar month ending two months before the first day of the calendar quarter. There will be no interest rate change for Your next loan year if the Adjustable Interest Rate for the calendar quarter of Your annual loan anniversary is within 1/2% of Your current loan interest rate. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more lower than Your current loan interest rate, Your loan interest rate will be reduced to the lower rate for Your next loan year. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more higher than Your current loan interest rate, Your loan interest rate may be increased to the higher rate for Your next loan year. HMLIC will send You a written notice of any change in the loan interest rate at least 31 days before the annual loan anniversary. We currently charge a Participant 5.0% interest per year on a loan. Amounts in a loan reserve account will earn interest at an annual rate of at least 3%. The amount of the loan, plus interest, will be amortized and repaid no less frequently than quarterly, with equal installment payments due on the last day of each quarter. Generally, You must repay a loan within 5 years.

While there is an outstanding loan balance, the amount of the loan reserve account will receive the loan reserve account interest rate (the effective annual rate used to determine the amount of loan reserve account interest). In addition, if the loan including any accrued loan interest has not been repaid upon selection of an Annuity Payment option or upon an Annuitant’s death, the annuity value or the death benefit will be reduced by the outstanding loan amount (including any accrued loan interest). If You surrender Your Certificate before repaying a loan, Your account value will be reduced by the outstanding loan amount (including any accrued loan interest) minus any income tax required to be withheld.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw, or commence Annuity Payments. The value of Your account is determined as of the Valuation Date on which a valid transaction request is received. However, determination of account value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC, (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values, or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which the Group Contract was delivered. We will pay interest from the receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).

Deductions and Expenses

We assess certain charges and make certain deductions under the Group Contract and the Certificates thereunder. These charges and deductions compensate Us for: services and benefits We provide, costs and expenses We incur, and risks We assume.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Group Contract and the Certificates thereunder
•	Investment Options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Participants and the Plan Sponsor
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing enrollment forms and with issuing and administering the Group Contract and the Certificates thereunder

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•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of Certificates. Sales commissions typically range from 1% to 3% of purchase payments received.
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes, and fees

Risks We Assume:

•	that the costs of providing the services and benefits under the Group Contract and the Certificates thereunder exceed the charges We deduct.

Mortality and Expense Risk Fee — For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Loan Interest Spread — We charge You an effective annual interest rate of 5.0% on a loan. We also credit the amount in the loan reserve account with an effective guaranteed annual interest rate no less than 3.0%.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Death Benefit Proceeds

If a Participant dies before the Annuity Date and has not surrendered his/her Certificate, the death benefit will be paid to the beneficiary designated by the Participant. When multiple Certificates consisting of identical first nine digits in the Certificate number are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Certificates issued and the death benefit will be determined as the aggregate death benefit for all such Certificates issued. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us. Where there are multiple beneficiaries, only one certified death certificate will be required.

Upon receipt of such proof of death, the beneficiary will receive the greater of:

•	the total value of the Participant’s account, less any applicable premium tax; or
•	the sum of all contributions under a Participant’s account, less any applicable premium tax, any outstanding loan balance, and any withdrawals.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2 or retires. (See “Taxation of Contract Benefits.”)

The Group Contract and the Certificates thereunder provide for fixed or Variable Annuity Payment options, or a combination of both. A Participant may elect to have Annuity Payments made under any one or more of the options described below, or in any other payment options that HMLIC may make available in response to a Participant’s request. To begin receiving Annuity Payments, You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the life annuity with payments guaranteed for 10 years, which is payable on a Variable basis for any account value in a Subaccount.

We will process the request so that the Annuity Payments begin as prescribed in Your Certificate. We may issue a supplemental annuity contract for each Annuity Payment option chosen. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date We receive Your request in Our Home Office; if You elect a Variable payment option, We will transfer Your Fixed Account Value to Your Variable Account on the date We receive Your request at Our Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or the Variable Account, depending on the type of payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is

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selected, a Participant must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, or annual installments (“payment periods”). Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the annuitized value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if, at the Annuity Date, the option chosen would provide Annuity Payments of less than $20 per month, then We will pay the Participant’s account value to the payee in a lump sum.

Annuity Payment Options

On the Annuity Date, the Participant has certain rights to acquire Variable and/or fixed Annuity Payment options. The following Annuity Payment options are available on a Variable basis unless otherwise stated. See Your Certificate for details regarding fixed Annuity Payments.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. We will pay an income (on a fixed or Variable basis, as elected by the Participant) based on the attained age of the Annuitant for the period certain elected; thereafter We will pay income for the remaining lifetime of the Annuitant. If no period certain is requested, We will pay an income (on a fixed or Variable basis, as elected by the Participant) during the lifetime of the Annuitant.

If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment.

This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. The income (payable on a fixed or Variable basis, as elected by the Participant) will be based on the ages of the two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (100%, 50%, or 66.66%.). The Annuity Payments cease after the last payment paid before the survivor’s death. It is possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties) from the remaining present value. Any change or withdrawal a Participant makes may affect any subsequent Annuity Payments, and may have tax consequences. This option is available on a fixed payment basis only.

Income for Fixed Amount — This option provides payments of a fixed amount until the account value, with interest, has been paid; payments may not extend beyond the life expectancy of the Annuitant, as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties), from the remaining present value, subject to IRC requirements. This option is available on a fixed payment basis only.

Interest Annuity Payments — This option provides Annuity Payments based on interest earned from the proceeds of Your Certificate, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate set forth in Your Certificate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 701/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The Annuitant may elect another Annuity Payment option at the end of any payment period. Subject to IRC requirements, the Annuitant may withdraw the account value in whole or in part upon written request. The request must be made before the end of the period that the Annuitant agreed to receive Annuity Payments. (See “Tax Consequences — Required Minimum Distributions.”) Upon the Annuitant’s death, the beneficiary will be paid the remaining Certificate value. If no beneficiary is living at the time of the Participant’s death, the Certificate value will be paid in a lump sum to the estate of the Participant. Distributions of both principal and interest must begin no later than the date specified by the IRC. This option is available on a fixed payment basis only.

Other Income Options — If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may (1) receive the proceeds in a lump sum, (2) leave the Certificate with HMLIC and receive the value under the minimum required

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distribution requirements of IRC Section 401(a) (9), see “Tax Consequences — Required Minimum Distributions,” or (3) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under a Certificate depends on Total Accumulation Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount in which You invest under the Certificate by its respective Accumulation Unit Value. Your Total Accumulation Value may be more or less than the amount of Net Purchase Payments allocated to Your Certificate.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined from the annuity income option tables in Your Certificate, less any deductions We may make for premium taxes. These tables show the monthly payment for each $1,000 of account value allocated to provide a fixed Annuity Payment. These payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — The account value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) a Participant instructs. Not all Subaccounts may be available for Annuity Payments. The dollar amount of Your Variable Annuity Payments will depend on: (1) the amount that is used to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Group Contract (and the Certificates thereunder); and (3) the performance of the Subaccounts You have selected.

The amount of the first monthly Variable Annuity Payment is determined from the annuity income option tables in Your Certificate. The tables show the amount of the Annuity Payment for each $1,000 of account value allocated to provide Annuity Payments. The annuity income option tables vary with the form of Annuity Payment option selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option other than the 100% option is chosen; in those cases upon the death of either Annuitant, the number of Annuity Units will be reduced to correspond to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment may vary from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value on the date of payment.

Assumed Interest Rate — The assumed interest rate for the Certificates is 3%.

Annuity Unit Value — The Annuity Unit Value for each Underlying Fund was initially established at $10.00.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor equals one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age

If the age of the Annuitant has been misstated, We will adjust the amount of any Annuity Payment to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, We will deduct the difference with interest, at an interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, We will add the difference with interest, at an interest rate of 6%, to the next payment.

Modification of the Group Contract

The Group Contract provides that it may be modified by agreement between the Plan Sponsor and HMLIC or by HMLIC alone to maintain continued compliance with applicable state and federal laws. Certificate holders will be nofified of any modification. Only officers designated by HMLIC may modify the terms of the Contract/Certificate.

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a person considering purchase of an annuity contract/certificate for a qualified retirement plan should understand that purchasing the Group Contract/Certificate as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Group Contract/Certificates

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Group Contract/Certificates to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contract/certificates have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contract/certificates because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract/certificate owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Group Contract/Certificates, such as the flexibility of a Participant to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe the Group Contract/Certificates do not give the Participants investment control over Separate Account assets, we reserve the right to modify the Group Contract/Certificates as necessary to prevent a Participant from being treated as the owner of the Separate Account assets supporting the Group Contract/Certificate.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Premature Distribution Tax — In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Participant;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Death Benefits — Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Certificate, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Certificate on behalf of a corporation, trust, or other entity that is not a natural person you should discuss this with a tax adviser.

Contract/Certificate Transactions — A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Plan is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.

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Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Certificate and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. In addition, such individuals are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Participant who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Certificate will not be available to such partner or same sex marriage spouse.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing a Group Contract/Certificate as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Group Contract/Certificate.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are the amount of salary reductions designated as a Roth contribution by You, determined to not be deductible if certain conditions are not met. These contributions are all taxed in the year of the contribution. Further, investment earnings credited to the Participant’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Participant has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract/certificate is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Designated Roth accounts in a 403(b) or 401(k) Group Contract/Certificate will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

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Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant’s life and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the Certificate value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

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Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Group Contract/Certificate is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2010 or 100% of income. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2010, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. Section 403(b) annuity Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2010 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Participant is age 50 or older, $5,500 for 2010. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Participant reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity certificate accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts/certificates are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Participant’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Group, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. In addition, under the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), changes in the taxation of estates enacted for decedents dying in 2010 apply only to 2010 and prior law will be applicable for decedents dying after 2010. Consult an estate planning advisor for more information.

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Generation-skipping Transfer Tax

Under EGTRRA, the generation- skipping transfer tax has been eliminated for transfers in 2010, but prior law will be applicable for transfers in 2011. The generation- skipping transfer tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service when the tax is reinstated for transfers in 2011 and later years. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts/certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Group Contract/Certificate could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Group Contract/Certificate.

We have the right to modify the Group Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of the Group Contract/Certificate and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — Horace Mann Investors, Inc. (“HM Investors”), located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is a member of FINRA and is a wholly owned subsidiary of Horace Mann Educators Corporation.

The Certificates are sold by HMLIC through PEB Financial Services (“PEB”), which is located at 20 E Jackson Blvd. Suite 200, Chicago, Illinois 60604, and Linsco/Private Ledger (“LPL”), a broker dealer. Individuals at PEB are registered representatives with and offer securities through LPL. LPL is a member of FINRA. HMLIC and HM Investors have entered into a distribution agreement with LPL. Sales commissions are paid by HMLIC to LPL and range from 1.00% to 3.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions We pay, however, through the fees and charges collected under the Group Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement or of PEB Financial Services to perform under its distribution agreement, or on HMLIC’s ability to meet its obligations under the Group Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Group Contract and Certificates thereunder. This prospectus summarizes the material rights granted under and features of the Group Contract and Certificates thereunder. For a complete statement of the terms thereof, reference is made to the Group Contract,

24

the Certificates thereunder, and such instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Participants — To ensure receipt of communications, Participants must notify PEB Financial Services or HMLIC of address changes. Notice of a change in address may be sent to PEB Financial Services at 20 E Jackson Blvd. Suite 200, Chicago, Illinois 60604 or by calling (312) 922-3264. Notices may also be sent to HMLIC by writing to Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the Certificate and forward the proceeds to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — Inquiries concerning Your Certificate may be made to PEB Financial Services by calling (312) 922-3264, or by calling HMLIC toll- free at (800) 999-1030. Written questions should be sent to either PEB Financial Services at 20 E Jackson Blvd., Suite 200, Chicago, Illinois 60604 or to Horace Mann Life Insurance Company, Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available to aid the Participant in effecting many transactions allowed under a Certificate. These forms may be obtained by calling PEB Financial Services at (312) 922-3264.

Investor Information from FINRA — Information about HM Investors, PEB Financial Services, LPL and Your registered representative is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information that provides more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

General Information and History	1
Underwriter	1
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by facsimile transmission to (877) 832-3785, or telephone or (800) 999-1030 (toll free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2010 for the Horace Mann Life Insurance Group Annuity Separate Account.

Please mail the above document to:
Name:
Address:
City/State/Zip:

25

Appendix: Accumulation Unit Values

The Accumulation Unit Values (“AUVs”) and the number of Accumulation Units outstanding for each Subaccount from the date of Subaccount inception are shown in the following tables. The values shown assume that the charge structure for the Group Contract (and the Certificates thereunder) was in effect since the later of the date (1) the Separate Account was established, although not registered, or (2) of Subaccount inception. The T. Rowe Price Science and Technology Fund — Advisor Class was added to the Separate Account on April 15, 2003. The Goldman Sachs VIT International Equity Fund and the Lord Abbett Series Fund — Growth Opportunities Portfolio were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account when it was established on May 1, 2002.

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
BlackRock Index Equity Portfolio (Service Class	12/31/2009	$18.14	$22.71	90,354
	12/31/2008	29.11	18.14	84,479
	12/31/2007	27.84	29.11	77,765
	12/31/2006	24.32	27.84	78,040
	12/31/2005	23.47	24.32	86,251
	12/31/2004	21.45	23.47	75,307
	12/31/2003	16.85	21.45	55,283
	12/31/2002	20.83	16.85	22,928

AllianceBernstein Large Cap Growth Portfolio	12/31/2009	$17.08	$23.25	39,123
	12/31/2008	28.60	17.08	31,137
	12/31/2007	25.37	28.60	23,259
	12/31/2006	25.74	25.37	20,479
	12/31/2005	22.59	25.74	11,263
	12/31/2004	21.02	22.59	8,343
	12/31/2003	17.17	21.02	6,224
	12/31/2002	21.85	17.17	2,770

Davis Value Portfolio	12/31/2009	$8.98	$11.69	272,222
	12/31/2008	15.16	8.98	252,182
	12/31/2007	14.60	15.16	238,604
	12/31/2006	12.80	14.60	233,061
	12/31/2005	11.79	12.80	211,112
	12/31/2004	10.58	11.79	167,666
	12/31/2003	8.22	10.58	111,303
	12/31/2002	9.67	8.22	48,594

Fidelity VIP Mid Cap Portfolio (SC 2)	12/31/2009	$26.27	$36.44	108,568
	12/31/2008	43.82	26.27	101,534
	12/31/2007	38.29	43.82	104,709
	12/31/2006	34.34	38.29	106,467
	12/31/2005	29.33	34.34	95,985
	12/31/2004	23.72	29.33	68,164
	12/31/2003	17.29	23.72	45,872
	12/31/2002	20.08	17.29	19,707

Lord Abbett Series Fund Growth Opportunities Portfolio	12/31/2009	$10.85	$15.68	32,905
	12/31/2008	17.70	10.85	32,030
	12/31/2007	14.71	17.70	29,057
	12/31/2006	13.75	14.71	26,617
	12/31/2005	13.24	13.75	24,491
	12/31/2004	12.08	13.24	577

26

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Ariel Appreciation Fund®»	12/31/2009	$31.13	$50.36	60,666
	12/31/2008	52.93	31.13	56,874
	12/31/2007	54.09	52.93	56,709
	12/31/2006	49.14	54.09	61,053
	12/31/2005	48.13	49.14	64,179
	12/31/2004	42.90	48.13	49,674
	12/31/2003	33.01	42.90	35,282
	12/31/2002	39.74	33.01	15,557

Neuberger Berman Genesis Fund (Advisor Class)	12/31/2009	$24.75	$30.93	60,023
	12/31/2008	37.23	24.75	55,197
	12/31/2007	30.88	37.23	48,605
	12/31/2006	29.11	30.88	48,338
	12/31/2005	25.59	29.11	43,252
	12/31/2004	21.53	25.29	37,835
	12/31/2003	16.52	21.53	25,844
	12/31/2002	11.05	16.52	10,403

Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.24	$10.52	15,309
	12/31/2008	15.50	8.24	13,316
	12/31/2007	13.72	15.50	10,822
	12/31/2006	12.42	13.72	15,167
	12/31/2005	12.07	12.42	11,469
	12/31/2004	11.65	12.07	12,222
	12/31/2003	7.38	11.65	7,471
	12/31/2002	10.49	7.38	1,843

Ariel Fund®	12/31/2009	$30.03	$48.71	79,829
	12/31/2008	58.47	30.03	70,893
	12/31/2007	60.00	58.47	70,139
	12/31/2006	54.99	60.00	72,179
	12/31/2005	54.73	54.99	74,373
	12/31/2004	45.23	54.73	3,433
	12/31/2003	35.60	45.23	36,247
	12/31/2002	41.93	35.60	16,275

Goldman Sachs VIT International Equity Fund	12/31/2009	$8.39	$10.72	118,428
	12/31/2008	15.65	8.39	104,994
	12/31/2007	14.62	15.65	89,524
	12/31/2006	12.07	14.62	80,164
	12/31/2005	10.70	12.07	60,321
	12/31/2004	9.23	10.70	845

Templeton Foreign Smaller Companies Fund (Class A)	12/31/2009	$14.88	$25.23	31,689
	12/31/2008	31.37	14.88	25,802
	12/31/2007	29.25	31.37	19,831
	12/31/2006	23.80	29.25	14,443
	12/31/2005	21.57	23.80	6,593
	12/31/2004	18.14	21.57	2,811
	12/31/2003	12.50	18.14	540
	12/31/2002	14.87	12.50	184

27

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
T. Rowe Price Science & Technology Fund — Advisor Class	12/31/2009	$12.57	$20.94	16,591
	12/31/2008	22.55	12.57	15,780
	12/31/2007	20.34	22.55	15,771
	12/31/2006	19.14	20.34	12,385
	12/31/2005	18.84	19.14	8,862
	12/31/2004	18.70	18.84	8,953
	12/31/2003	13.08	18.70	5,958

Putnam VT The George Putnam Fund of Boston (IB Shares)	12/31/2009	$8.15	$10.18	129,946
	12/31/2008	13.79	8.15	117,689
	12/31/2007	13.74	13.79	124,000
	12/31/2006	12.34	13.74	121,666
	12/31/2005	11.94	12.34	117,786
	12/31/2004	11.09	11.94	74.967
	12/31/2003	9.53	11.09	37,348
	12/31/2002	10.53	9.53	17,529

BlackRock Low Duration Bond Portfolio (Service Class)	12/31/2009	$10.22	$11.51	44,158
	12/31/2008	11.36	10.22	46,963
	12/31/2007	10.87	11.36	42,787
	12/31/2006	10.57	10.87	34,801
	12/31/2005	10.52	10.57	36,313
	12/31/2004	10.49	10.52	24,392
	12/31/2003	10.39	10.49	20,775
	12/31/2002	2.91	10.39	11.389

BlackRock Liquidity Temp Fund (Service Class)	12/31/2009	$1.14	$1.14	2,092,314
	12/31/2008	1.12	1.14	2,135,538
	12/31/2007	1.07	1.12	2,293,021
	12/31/2006	1.03	1.07	1,616,500
	12/31/2005	1.02	1.03	1,412,385
	12/31/2004	1.01	1.02	581,242
	12/31/2003	1.00	1.01	368,799
	12/31/2002	1.00	1.00	179,507

BlackRock Total Return II Portfolio (Service Class)	12/31/2009	$10.94	$12.39	89,496
	12/31/2008	12.01	10.94	79,561
	12/31/2007	11.46	12.01	73,894
	12/31/2006	11.11	11.46	73,112
	12/31/2005	10.97	11.11	61,698
	12/31/2004	10.62	10.97	43,388
	12/31/2003	10.24	10.62	19.708
	12/31/2002	9.73	10.24	8,261

28

May 1, 2010
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium

Variable Deferred Group Annuity Contract
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the variable deferred group annuity contract (the Group Contract) dated May 1, 2010. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).
May 1, 2010

TOPIC	PAGE
General Information and History	1
Underwriter	1
Independent Registered Public Accounting Firm	2
Financial Statements	2
EX-99.9
EX-99.10
GENERAL INFORMATION AND HISTORY
     Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly- owned subsidiary of Allegiance Life Insurance Company, which engages in the business of insurance. HMLIC is an indirect, wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly- held insurance holding company traded on the New York Stock Exchange.
     HMLIC established the Separate Account under Illinois law on March 1, 2002. HMLIC created the Separate Account and began issuing certificates under a group variable annuity contract funded through the Separate Account as an investment vehicle for the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, without registering the group contract under the Securities Act of 1933, or the Separate Account under the Investment Company Act of 1940. At that time, HMLIC believed that such registration was not required for a “governmental plan” such as the Plan. HMLIC determined in late 2006 that the Plan was a type of “governmental plan” that may not be exempted from registration, and thereafter began taking steps to respond to the deficiency. HMLIC registered the Separate Account under the Investment Company Act of 1940 (effective August 11, 2006) and the group contract under the Securities Act of 1933 (effective October 16, 2006).
UNDERWRITER
Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly owned subsidiary of HMEC.
     HMLIC offers and sells the Certificates under the Group Contract on a continuous basis through PEB Financial Services (“PEB”). Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”). LPL is a member of FINRA. HMLIC pays commissions to LPL for sales of the Certificates under the Group Contract by LPL registered representatives.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2009, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 23, 2010, of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America, and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract and Certificates thereunder.

Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Group Annuity Separate Account
     and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Group Annuity Separate Account (the Account) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Group Annuity Separate Account as of December 31, 2009, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Chicago, Illinois
April 23, 2010

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

ASSETS
Investments at market value	$909,481	$3,888,172	$3,055,109	$1,108,427	$2,052,059	$2,383,627	$508,381	$3,182,419

TOTAL ASSETS	$909,481	$3,888,172	$3,055,109	$1,108,427	$2,052,059	$2,383,627	$508,381	$3,182,419

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	$909,481	$3,888,172	$3,055,109	$1,108,427	$2,052,059	$2,383,627	$508,381	$3,182,419

TOTAL NET ASSETS	$909,481	$3,888,172	$3,055,109	$1,108,427	$2,052,059	$2,383,627	$508,381	$3,182,419

INVESTMENTS
Cost of investments	$882,650	$4,266,670	$3,204,699	$1,086,146	$2,279,619	$2,383,627	$509,198	$3,631,415
Unrealized appreciation (depreciation) on investments	$26,831	$(378,498)	$(149,590)	$22,281	$(227,560)	$—	$(817)	$(448,996)

Number of shares in underlying mutual funds	36,791	100,834	86,181	123,022	96,387	2,383,627	53,970	296,039

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	39,123	79,829	60,666	89,496	90,354	2,092,314	44,158	272,222
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$23.25	$48.71	$50.36	$12.39	$22.71	$1.14	$11.51	$11.69
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2009

	ACCOUNT DIVISION
		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

ASSETS
Investments at market value	$3,955,976	$1,269,824	$515,849	$1,856,452	$1,322,670	$799,538	$347,455	$161,003

TOTAL ASSETS	$3,955,976	$1,269,824	$515,849	$1,856,452	$1,322,670	$799,538	$347,455	$161,003

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	$3,955,976	$1,269,824	$515,849	$1,856,452	$1,322,670	$799,538	$347,455	$161,003

TOTAL NET ASSETS	$3,955,976	$1,269,824	$515,849	$1,856,452	$1,322,670	$799,538	$347,455	$161,003

INVESTMENTS
Cost of investments	$4,440,905	$1,665,047	$495,371	$2,077,835	$1,753,009	$605,525	$325,633	$177,454
Unrealized appreciation (depreciation) on investments	$(484,929)	$(395,223)	$20,478	$(221,383)	$(430,339)	$194,013	$21,822	$(16,451)

Number of shares in underlying mutual funds	157,609	156,575	35,873	81,388	193,373	60,479	15,743	14,414
								.

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	108,568	118,428	32,905	60,023	129,946	31,689	16,591	15,309

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$36.44	$10.72	$15.68	$30.93	$10.18	$25.23	$20.94	$10.52
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2009

							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

Dividend income distribution	$—	$637	$3,618	$51,783	$33,405	$9,916	$17,842	$24,562

Investment Income	—	637	3,618	51,783	33,405	9,916	17,842	24,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	—	3,247	—	—	1,820	—

Net realized gain (loss) on investments	(10,903)	(304,330)	(245,542)	(25,040)	(72,697)	—	(22,962)	(125,945)

Net unrealized appreciation (depreciation) on investments	247,078	1,805,254	1,413,816	106,092	455,660	—	65,337	852,803

Net gain (loss) on investments	236,175	1,500,924	1,168,274	84,299	382,963	—	44,195	726,858

EXPENSES
Mortality and expense risk charge (Note 3)	(5,157)	(20,625)	(16,640)	(7,577)	(12,456)	(18,207)	(3,686)	(19,116)

Total Expenses	(5,157)	(20,625)	(16,640)	(7,577)	(12,456)	(18,207)	(3,686)	(19,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,018	$1,480,936	$1,155,252	$128,505	$403,912	$(8,291)	$58,351	$732,304
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2009

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

INVESTMENT INCOME

Dividend income distribution	$15,327	$20,985	$—	$—	$51,382	$2,186	$—	$—

Investment Income	15,327	20,985	—	—	51,382	2,186	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	17,922	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(271,453)	(113,797)	(32,826)	(140,341)	(133,610)	(326,871)	(6,288)	(5,345)

Net unrealized appreciation (depreciation) on investments	1,335,185	374,838	185,673	504,260	344,170	672,832	143,817	43,195

Net gain (loss) on investments	1,081,654	261,041	152,847	363,919	210,560	345,961	137,529	37,850

EXPENSES
Mortality and expense risk charge (Note 3)	(23,764)	(7,723)	(2,970)	(11,178)	(8,302)	(4,593)	(2,006)	(982)

Total Expenses	(23,764)	(7,723)	(2,970)	(11,178)	(8,302)	(4,593)	(2,006)	(982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,073,217	$274,303	$149,877	$352,741	$253,640	$343,554	$135,523	$36,868
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Investment Income	$—	$637	$3,618	$51,783	$33,405	$9,916	$17,842	$24,562
Capital gain distribution	—	—	—	3,247	—	—	1,820	—
Net realized gain (loss) on investments	(10,903)	(304,330)	(245,542)	(25,040)	(72,697)	—	(22,962)	(125,945)
Net unrealized appreciation (depreciation) on investments	247,078	1,805,254	1,413,816	106,092	455,660	—	65,337	852,803
Mortality and expense risk charge (Note 3)	(5,157)	(20,625)	(16,640)	(7,577)	(12,456)	(18,207)	(3,686)	(19,116)

Net increase (decrease) in net assets resulting from operations	231,018	1,480,936	1,155,252	128,505	403,912	(8,291)	58,351	732,304

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	167,871	628,108	449,796	235,425	324,734	1,265,656	86,243	537,878
Net transfer from (to) fixed accumulation account	(7,554)	(141,619)	(53,199)	(34,355)	(70,999)	(130,582)	(2,883)	(83,585)
Transfers from (to) other Divisions	45,905	32,440	(34,274)	33,221	(7,655)	(35,643)	21,957	(37,624)
Payments to contract owners	(59,590)	(240,272)	(233,053)	(124,929)	(130,600)	(1,148,449)	(135,034)	(230,969)

Net increase (decrease) in net assets resulting from contract owners’ transactions	146,632	278,657	129,270	109,362	115,480	(49,018)	(29,717)	185,700

TOTAL INCREASE (DECREASE) IN NET ASSETS	377,650	1,759,593	1,284,522	237,867	519,392	(57,309)	28,634	918,004

Net Assets:
Beginning of period	531,831	2,128,579	1,770,587	870,560	1,532,667	2,440,936	479,747	2,264,415

End of period	$909,481	$3,888,172	$3,055,109	$1,108,427	$2,052,059	$2,383,627	$508,381	$3,182,419

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

OPERATIONS
Investment Income	$15,327	$20,985	$—	$—	$51,382	$2,186	$—	$—
Capital gain distribution	17,922	—	—	—	—	—	—	—
Net realized gain (loss) on investments	(271,453)	(113,797)	(32,826)	(140,341)	(133,610)	(326,871)	(6,288)	(5,345)
Net unrealized appreciation (depreciation) on investments	1,335,185	374,838	185,673	504,260	344,170	672,832	143,817	43,195
Mortality and expense risk charge (Note 3)	(23,764)	(7,723)	(2,970)	(11,178)	(8,302)	(4,593)	(2,006)	(982)

Net increase (decrease) in net assets resulting from operations	1,073,217	274,303	149,877	352,741	253,640	343,554	135,523	36,868

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	655,326	238,789	95,287	311,898	260,590	164,884	47,310	26,571
Net transfer from (to) fixed accumulation account	(198,432)	(50,321)	(16,633)	(36,771)	(37,372)	(21,035)	4	(372)
Transfers from (to) other Divisions	31,233	12,703	(3,246)	(34,784)	(17,557)	(15,489)	2,726	6,088
Payments to contract owners	(272,150)	(86,905)	(56,967)	(102,834)	(95,304)	(56,214)	(36,454)	(17,905)

Net increase (decrease) in net assets resulting from contract owners’ transactions	215,977	114,266	18,441	137,509	110,357	72,146	13,586	14,382

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,289,194	388,569	168,318	490,250	363,997	415,700	149,109	51,250
Net Assets:
Beginning of period	2,666,782	881,255	347,531	1,366,202	958,673	383,838	198,346	109,753

End of period	$3,955,976	$1,269,824	$515,849	$1,856,452	$1,322,670	$799,538	$347,455	$161,003

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Investment Income	$—	$34,100	$14,980	$49,204	$41,343	$69,598	$22,875	$33,577
Capital gain distribution	—	—	213,066	3,636	—	—	—	60,129
Net realized gain (loss) on investments	(11,590)	(358,180)	(182,063)	(40,994)	(3,027)	—	(2,404)	(13,071)
Net unrealized appreciation (depreciation) on investments	(292,799)	(1,661,768)	(1,243,161)	(99,421)	(919,341)	—	(70,252)	(1,589,877)
Mortality and expense risk charge (Note 3)	(4,584)	(24,329)	(18,556)	(7,453)	(15,113)	(18,871)	(3,963)	(23,336)

Net increase (decrease) in net assets resulting from operations	(308,973)	(2,010,177)	(1,215,734)	(95,028)	(896,138)	50,727	(53,744)	(1,532,578)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	218,467	889,779	649,181	385,238	505,288	1,292,822	90,415	779,839
Net transfer from (to) fixed accumulation account	(6,779)	(215,998)	(141,489)	(57,117)	(126,697)	(127,899)	(8,700)	(99,785)
Transfers from (to) other Divisions	4,402	(187,666)	(102,911)	98,211	(23,274)	434,625	20,354	(88,595)
Payments to contract owners	(40,482)	(448,151)	(420,312)	(348,384)	(190,467)	(1,777,037)	(54,711)	(411,898)

Net increase (decrease) in net assets resulting from contract owners’ transactions	175,608	37,964	(15,531)	77,948	164,850	(177,489)	47,358	179,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,365)	(1,972,213)	(1,231,265)	(17,080)	(731,288)	(126,762)	(6,386)	(1,353,017)

Net Assets:
Beginning of period	665,196	4,100,792	3,001,852	887,640	2,263,955	2,567,698	486,133	3,617,432

End of period	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

OPERATIONS
Investment Income	$9,309	$39,539	$—	$—	$67,325	$20,490	$—	$—
Capital gain distribution	644,273	77,040	6,930	80,118	122,183	51,269	—	—
Net realized gain (loss) on investments	(256,468)	(1,399)	(6,641)	(56,578)	(145,964)	(53,606)	5,183	157
Net unrealized appreciation (depreciation) on investments	(2,157,934)	(814,543)	(212,471)	(713,321)	(690,057)	(400,226)	(156,912)	(85,814)
Mortality and expense risk charge (Note 3)	(28,465)	(9,004)	(3,429)	(13,351)	(10,669)	(4,155)	(2,288)	(1,057)

Net increase (decrease) in net assets resulting from operations	(1,789,285)	(708,367)	(215,611)	(703,132)	(657,182)	(386,228)	(154,017)	(86,714)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	979,703	387,335	111,030	411,952	377,044	230,528	89,224	31,342
Net transfer from (to) fixed accumulation account	(212,658)	(11,056)	(22,630)	(99,594)	(108,324)	(50,892)	(2,614)	(639)
Transfers from (to) other Divisions	(187,989)	(21,744)	(21,760)	129,006	(50,584)	11,517	(13,592)	—
Payments to contract owners	(711,371)	(166,124)	(17,947)	(181,442)	(312,241)	(43,176)	(76,300)	(2,007)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(132,315)	188,411	48,693	259,922	(94,105)	147,977	(3,282)	28,696

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,921,600)	(519,956)	(166,918)	(443,210)	(751,287)	(238,251)	(157,299)	(58,018)

Net Assets:
Beginning of period	4,588,382	1,401,211	514,449	1,809,412	1,709,960	622,089	355,645	167,771

End of period	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2009 and 2008
1. NATURE OF SEPARATE ACCOUNT — Horace Mann Life Insurance Company — Group Annuity Separate Account (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, BlackRock Total Return II Portfolio, BlackRock Index Equity Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Liquidity Temp Fund, Davis Value Portfolio, Fidelity VIP Mid Cap Portfolio, Goldman Sachs VIT International Equity Fund, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, Putnam VIT The George Putnam Fund of Boston, Templeton Foreign Smaller Companies Fund, T. Rowe Price Science & Technology Fund, and Wilshire VIT Small Cap Growth Fund. The funds collectively are referred to as the “Funds”.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES — Effective January 1, 2008, the Separate Account adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety.
The carrying amount of the assets approximate fair value. The fair value of the financial assets were measured using the accumulated unit value method (Level 2 inputs — inputs that are observable or can be corroborated by observable market data for the assets). Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from securities transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
3. EXPENSES AND RELATED PARTY TRANSACTIONS — Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.
There are no annual maintenance charges and no sales expense charged on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES — During the year ended December 31, 2009 purchases and proceeds from sales of fund shares were as follows:

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO

Purchases	$222,410	$699,359	$467,509	$504,170	$365,281	$1,449,105	$289,712	$590,046

Sales	$91,837	$745,020	$596,803	$372,395	$301,549	$1,506,414	$326,415	$524,846

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Purchases	$748,543	$278,943	$112,544	$344,141	$318,040	$574,604	$50,040	$36,346

Sales	$794,534	$265,212	$129,899	$358,151	$298,213	$831,735	$44,748	$28,291

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009 and 2008
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS	FIDELITY VIP
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE	MID CAP
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2008	23,259	70,139	56,709	73,894	77,765	2,293,021	42,787	238,604	104,709

Consideration received	9,593	19,672	14,969	33,171	21,308	1,141,835	8,182	62,612	26,924

Net transfers	41	(8,891)	(5,686)	3,251	(6,855)	271,727	882	(16,950)	(11,368)
Payments to contract owners	(1,756)	(10,027)	(9,118)	(30,755)	(7,739)	(1,571,045)	(4,888)	(32,084)	(18,731)

Account units outstanding at 12/31/2008	31,137	70,893	56,874	79,561	84,479	2,135,538	46,963	252,182	101,534

Consideration received	8,797	18,629	12,382	20,270	17,171	1,107,893	7,987	56,428	21,948

Net transfers	1,911	(3,864)	(2,851)	150	(4,621)	(145,441)	2,066	(13,826)	(6,356)
Payments to contract owners	(2,722)	(5,829)	(5,739)	(10,485)	(6,675)	(1,005,676)	(12,858)	(22,562)	(8,558)

Account units outstanding at 12/31/2009	39,123	79,829	60,666	89,496	90,354	2,092,314	44,158	272,222	108,568

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009 and 2008
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Account units outstanding at 01/01/2008	89,524	29,057	48,605	124,000	19,831	15,771	10,822

Consideration received	31,961	7,664	12,203	32,382	9,619	4,744	2,740

Net transfers	(3,129)	(3,569)	(354)	(13,691)	(1,841)	(1,054)	(62)
Payments to contract owners	(13,362)	(1,122)	(5,257)	(25,002)	(1,807)	(3,681)	(184)

Account units outstanding at 12/31/2008	104,994	32,030	55,197	117,689	25,802	15,780	13,316

Consideration received	26,714	7,506	11,939	29,199	8,885	2,844	3,006

Net transfers	(4,293)	(2,154)	(3,388)	(6,419)	(201)	158	833
Payments to contract owners	(8,987)	(4,477)	(3,725)	(10,523)	(2,797)	(2,191)	(1,846)

Account units outstanding at 12/31/2009	118,428	32,905	60,023	129,946	31,689	16,591	15,309

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2009

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	39,123	23.25	909,481	0.80%	0.00%	36.12%
Ariel Fund	79,829	48.71	3,888,172	0.80%	0.02%	62.20%
Ariel Appreciation Fund	60,666	50.36	3,055,109	0.80%	0.15%	61.77%
BlackRock Total Return II Portfolio	89,496	12.39	1,108,427	0.80%	5.23%	13.25%
BlackRock Index Equity Fund Portfolio	90,354	22.71	2,052,059	0.80%	1.86%	25.19%
BlackRock Liquidity Temp Fund	2,092,314	1.14	2,383,627	0.80%	0.41%	0.00%
BlackRock Low Duration Bond Portfolio	44,158	11.51	508,381	0.80%	3.61%	12.62%
Davis Value Portfolio	272,222	11.69	3,182,419	0.80%	0.90%	30.18%
Fidelity VIP Mid Cap Portfolio	108,568	36.44	3,955,976	0.80%	0.46%	38.71%
Goldman Sachs VIT International Equity Fund	118,428	10.72	1,269,824	0.80%	1.95%	27.77%
Lord Abbett Series Fund Growth Opportunities	32,905	15.68	515,849	0.80%	0.00%	44.52%
Neuberger Berman Genesis Fund	60,023	30.93	1,856,452	0.80%	0.00%	24.97%
Putnam VT The George Putnam Fund of Boston	129,946	10.18	1,322,670	0.80%	4.50%	24.91%
Templeton Foreign Smaller Companies Fund	31,689	25.23	799,538	0.80%	0.37%	69.56%
T.Rowe Price Science & Technology Fund	16,591	20.94	347,455	0.80%	0.00%	66.59%
Wilshire VIT Small Cap Growth Fund	15,309	10.52	161,003	0.80%	0.00%	27.67%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2008

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	31,137	17.08	531,831	0.80%	0.00%	(40.28%)
Ariel Fund	70,893	30.03	2,128,579	0.80%	1.09%	(48.64%)
Ariel Appreciation Fund	56,874	31.13	1,770,587	0.80%	0.63%	(41.19%)
BlackRock Total Return II Portfolio	79,561	10.94	870,560	0.80%	5.60%	(8.91%)
BlackRock Index Equity Portfolio	84,479	18.14	1,532,667	0.80%	2.18%	(37.68%)
BlackRock Liquidity Temp Fund	2,135,538	1.14	2,440,936	0.80%	2.78%	1.79%
BlackRock Low Duration Bond Portfolio	46,963	10.22	479,747	0.80%	4.74%	(10.04%)
Davis Value Portfolio	252,182	8.98	2,264,415	0.80%	1.14%	(40.77%)
Fidelity VIP Mid Cap Portfolio	101,534	26.27	2,666,782	0.80%	0.26%	(40.05%)
Goldman Sachs VIT International Equity Fund	104,994	8.39	881,255	0.80%	3.46%	(46.39%)
Lord Abbett Series Fund Growth Opportunities	32,030	10.85	347,531	0.80%	0.00%	(38.70%)
Neuberger Berman Genesis Fund	55,197	24.75	1,366,202	0.80%	0.00%	(33.52%)
Putnam VT The George Putnam Fund of Boston	117,689	8.15	958,673	0.80%	5.05%	(40.90%)
Templeton Foreign Smaller Companies Fund	25,802	14.88	383,838	0.80%	4.07%	(52.57%)
T.Rowe Price Science & Technology Fund	15,780	12.57	198,346	0.80%	0.00%	(44.26%)
Wilshire VIT Small Cap Growth Fund	13,316	8.24	109,753	0.80%	0.00%	(46.84%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2007

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	23,259	28.60	665,196	0.80%	0.00%	12.73%
Ariel Fund	70,139	58.47	4,100,792	0.80%	0.31%	(2.53%)
Ariel Appreciation Fund	56,709	52.93	3,001,852	0.80%	0.50%	(2.14%)
BlackRock Total Return II Portfolio	73,894	12.01	887,640	0.80%	4.50%	4.80%
BlackRock Index Equity Portfolio	77,765	29.11	2,263,955	0.80%	2.03%	4.56%
BlackRock Liquidity Temp Fund	2,293,021	1.12	2,567,698	0.80%	4.84%	4.67%
BlackRock Low Duration Bond Portfolio	42,787	11.36	486,133	0.80%	4.30%	4.51%
Davis Value Portfolio	238,604	15.16	3,617,432	0.80%	1.19%	3.84%
Fidelity VIP Mid Cap Portfolio	104,709	43.82	4,588,382	0.80%	0.51%	14.41%
Goldman Sachs VIT International Equity Fund	89,524	15.65	1,401,211	0.80%	1.45%	7.05%
Lord Abbett Series Fund Growth Opportunities	29,057	17.70	514,449	0.80%	0.00%	20.33%
Neuberger Berman Genesis Fund	48,605	37.23	1,809,412	0.80%	0.22%	20.56%
George Putnam Fund of Boston	124,000	13.79	1,709,960	0.80%	3.05%	0.36%
Templeton Foreign Smaller Companies Fund	19,831	31.37	622,089	0.80%	1.63%	7.25%
T.Rowe Price Science & Technology Fund	15,771	22.55	355,645	0.80%	0.00%	10.87%
Wilshire VIT Small Cap Growth Fund — HM Shares	10,822	15.50	167,771	0.80%	0.00%	12.97%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2006

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	20,479	25.37	519,609	0.80%	0.00%	(1.44%)
Ariel Fund	72,179	59.99	4,329,745	0.80%	0.00%	9.49%
Ariel Appreciation Fund	61,053	54.09	3,302,466	0.80%	0.05%	10.07%
BlackRock Core Bond Total Return Portfolio	73,112	11.46	837,918	0.80%	4.06%	3.15%
BlackRock Index Equity Portfolio	78,040	27.84	2,172,461	0.80%	1.29%	14.47%
BlackRock Liquidity Temp Fund	1,616,500	1.07	1,734,501	0.80%	4.65%	3.88%
BlackRock Low Duration Bond Portfolio	34,801	10.87	378,220	0.80%	3.94%	2.84%
Davis Value Portfolio	233,061	14.60	3,403,779	0.80%	0.81%	14.06%
Fidelity VIP Mid Cap Portfolio	106,467	38.30	4,077,193	0.80%	0.17%	11.53%
Goldman Sachs VIT International Equity Fund	80,164	14.62	1,172,194	0.80%	1.84%	21.13%
Lord Abbett Series Fund Growth Opportunities	26,617	14.71	391,648	0.80%	0.00%	6.98%
Neuberger Berman Genesis Fund	48,338	30.88	1,492,807	0.80%	0.63%	6.08%
George Putnam Fund of Boston	121,666	13.74	1,672,099	0.80%	2.58%	11.35%
Templeton Foreign Smaller Companies Fund	14,443	29.25	422,455	0.80%	2.67%	22.90%
T.Rowe Price Science & Technology Fund	12,385	20.34	251,934	0.80%	0.00%	6.27%
Wilshire VIT Small Cap Growth Fund — HM Shares	15,167	13.72	208,058	0.80%	0.00%	10.47%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY	2009 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2009
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	11,263	25.74	289,915	0.80%	0.00%	13.94%
Ariel Fund	74,373	54.79	4,075,126	0.80%	0.35%	0.11%
Ariel Appreciation Fund	64,179	49.14	3,154,019	0.80%	0.98%	2.10%
BlackRock Core Bond Total Return Portfolio	61,698	11.11	685,396	0.80%	4.68%	1.28%
BlackRock Index Equity Portfolio	86,251	24.32	2,097,558	0.80%	1.46%	3.62%
BlackRock Liquidity Temp Fund	1,412,385	1.03	1,456,194	0.80%	3.03%	1.98%
BlackRock Low Duration Bond Portfolio	36,313	10.57	383,774	0.80%	3.01%	0.48%
Davis Value Portfolio	211,112	12.80	2,702,301	0.80%	1.10%	8.57%
Fidelity VIP Mid Cap Portfolio	95,985	34.34	3,296,131	0.80%	0.00%	17.08%
Goldman Sachs VIT International Equity Fund	60,321	12.07	728,094	0.80%	0.58%	12.80%
Lord Abbett Series Fund Growth Opportunities	24,491	13.75	336,643	0.80%	0.00%	3.85%
Neuberger Berman Genesis Fund	43,252	29.11	1,258,891	0.80%	0.00%	15.10%
George Putnam Fund of Boston	117,786	12.34	1,453,889	0.80%	1.98%	3.35%
Templeton Foreign Smaller Companies Fund	6,593	23.80	156,918	0.80%	15.76%	10.34%
T.Rowe Price Science & Technology Fund	8,862	19.14	169,636	0.80%	0.00%	1.59%
Wilshire VIT Small Cap Growth Fund — HM Shares	11,469	12.42	142,433	0.80%	0.00%	2.90%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2009 and 2008
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2009.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2009, on the basis of accounting described in Notes 1 and 8.
As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 23, 2010

45

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands)

Admitted Assets	2009	2008

Cash and investments:
Bonds	$3,244,098	$3,066,172
Preferred stocks	100,663	105,579
Common stocks	4,372	14,572
Mortgage loans on real estate	15,572	16,142
Cash	1,812	1,962
Short-term investments	244,787	137,516
Contract loans	113,503	106,481
Receivable for securities and other invested assets	26,386	16,429

Total cash and investments	3,751,193	3,464,853

Investment income due and accrued	42,134	37,664

Uncollected premiums and agents’ balances in course of collection	616	767

Deferred premiums and agents’ balances booked but deferred and not yet due	46,284	46,064

Current federal income tax recoverable	2,928	9,299

Deferred tax assets	11,972	3,936

Guaranty funds receivable or on deposit	282	298

Receivable from parent, subs or affiliates	3,284	11,477

Other assets	1,924	1,259

Variable annuity assets held in separate accounts	1,226,430	965,217

Total admitted assets	$5,087,047	$4,540,834

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands, except share data)

Liabilities and Capital and Surplus	2009	2008

Policy liabilities:
Aggregate reserves:
Life and annuity	$3,354,013	$3,125,961
Accident and health	5,759	6,295
Unpaid benefits:
Life	11,461	13,121
Accident and health	234	273
Policyholder funds on deposit	116,834	127,854
Remittances not allocated	1,201	865

Total policy liabilities	3,489,502	3,274,369

Accrued expenses	2,225	2,110
Asset valuation reserve	4,520	92
Interest maintenance reserve	45,897	26,111
Amounts retained by Company as trustee	15,930	12,568
Payable to parent, subsidiaries and affiliates	7	30
Payable for securities and other liabilities	7,383	503
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,397)	(10,599)
Variable annuity liabilities held in separate accounts	1,226,430	965,217

Total liabilities	4,779,497	4,270,401

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds — additional admitted deferred tax assets	7,881	—
Unassigned surplus	253,465	224,229

Total capital and surplus	307,550	270,433

Total liabilities and capital and surplus	$5,087,047	$4,540,834

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$95,206	$97,036	$96,757
Annuity	349,804	311,747	337,148
Accident and health	3,677	3,911	4,105
Supplementary contracts	4,397	6,753	9,044

Total premiums, annuity and supplementary contract considerations	453,084	419,447	447,054

Net investment income	212,795	194,699	185,049
Amortization of interest maintenance reserve	2,601	1,561	2,030
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from separate accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of third-party vendor products	4,035	4,374	4,561
Other	1,256	1,830	1,867

Total revenue	687,422	638,893	661,738

Benefits and expenses:
Provisions for claims and benefits:
Life	102,840	102,026	96,388
Annuity	429,230	398,377	411,731
Accident and health	1,543	1,994	1,492
Supplementary contracts	14,362	17,685	21,215

Total claims and benefits	547,975	520,082	530,826

Commissions	28,397	26,793	28,951
General and other expenses	60,479	59,139	60,525

Total benefits and expenses	636,851	606,014	620,302

Net gain before dividends to policyholders and federal income tax expense	50,571	32,879	41,436

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net gain before federal income tax expense	50,571	32,879	41,436
Federal income tax expense	12,745	1,701	10,576

Net gain from operations	37,826	31,178	30,860
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	1,666	(41,921)	(4,790)

Net income (loss)	$39,492	$(10,743)	$26,070

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds — additional admitted deferred tax assets	7,881	—	—

Unassigned surplus:
Balance at beginning of year	224,229	230,407	205,027
Net income (loss)	39,492	(10,743)	26,070
Change in net deferred income tax	(9,536)	5,851	(1,225)
Change in non-admitted assets	17,279	(5,778)	1,005
Change in net unrealized capital gains (losses)	(595)	355	(635)
Change in reserves due to changes in valuation basis	—	11,437	—
Change in asset valuation reserve	(4,428)	19,336	165
Change in accounting for structured securities	905	—	—
Dividends to stockholders	(6,000)	(24,000)	—
Re-class of additional admitted deferred tax assets to special surplus funds	(7,881)	—	—
Correction of prior year exhibit 5 reserve error	—	(2,636)	—

Balance at end of year	253,465	224,229	230,407

Total capital and surplus	$307,550	$270,433	$276,611

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$453,520	$420,183	$448,159
Investment income	197,175	194,115	187,507
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from Separate Accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of partner products	4,035	4,374	4,561
Other income	1,256	1,830	1,867

Total revenue received	669,637	637,484	663,271

Benefits and expenses paid:
Claims, benefits and net transfers	324,209	321,730	431,713
Expenses	89,201	86,767	87,976
Federal income taxes	10,480	7,294	(1,891)

Total benefits and expenses paid	423,890	415,791	517,798

Net cash from operations	245,747	221,693	145,473

Cash from investments:
From investments sold or matured:
Bonds	1,585,832	781,014	1,118,259
Stocks	21,819	18,116	36,619
Mortgage loans	634	618	571
Net loss on cash, cash equivalents and short-term investments	—	(1,073)	—
Other invested assets	7,358	—	—
Miscellaneous proceeds	8,139	866	8,068

Total investment proceeds	1,623,782	799,541	1,163,517

Cost of investments acquired:
Bonds	(1,721,970)	(821,160)	(1,188,564)
Stocks	(11,225)	(47,614)	(97,410)
Other invested assets	(16,910)	—	—
Miscellaneous applications	—	(13)	(7,767)

Total investments acquired	(1,750,105)	(868,787)	(1,293,741)

Net increase in contract loans	(7,022)	(6,769)	(7,358)

Total for investments acquired	(1,757,127)	(875,556)	(1,301,099)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net cash used for investments	(133,345)	(76,015)	(137,582)

Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	—	(76,850)	(221,365)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(11,026)	(9,463)	(3,653)
Dividends to stockholders	(6,000)	(24,000)	—
Other cash provided (applied)	11,745	(15,979)	5,830

Net cash used for financing and miscellaneous	(5,281)	(126,292)	(219,188)

Net change in cash and short-term investments	107,121	19,386	(211,297)
Cash and short-term investments at beginning of year	139,478	120,092	331,389

Cash and short-term investments at end of year	$246,599	$139,478	$120,092

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2009, 2008, and 2007
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
During 2009, 2008 and 2007, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2009 and 2008 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC carrying value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2009, 2008 and 2007. The Company did not reduce interest rates of any outstanding mortgage loans during 2009, 2008 and 2007. During 2009, 2008 and 2007, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
At December 31, 2009 and 2008, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.
The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.
Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if the Company has the intent to sell the debt security or if management does not expect to recover the entire cost basis of the debt security, an other-than-temporary impairment is considered to have occurred. For equity securities, if the Company does not have the ability and intent to hold the security for the recovery of cost within a reasonable period of time or if recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) whether the issuer is current on contractually obligated interest and principal payments, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred due to a non-interest related decline. The Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component at December 31, is as follows:

	2009	2008

Bonds, preferred stocks and short-term investments	$3,976	$67
Mortgage loans	23	25
Real estate and other invested assets	408	—
Common stocks	113	—

Total AVR	$4,520	$92

At December 31, 2009 and 2008 the AVR was held at a level equal to 17.80% and .44%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $9, fair value of $10 and other than temporary impairment losses to date of $4,440. The other two securities are AAA rated home equity asset-backed securities with a book adjusted carrying value of $1,077 and a fair value of $1,010. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2009 and 2008 were $3,701 and $3,104, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2009 and 2008 this liability was $116,113 and $127,139 respectively, based on average credited interest rates of 3.70% and 3.75% in 2009 and 2008, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2009, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,132	$1,183
Ordinary renewal	38,737	45,709
Group life	103	103

Total	$40,972	$46,995

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (“AFD”) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts through this marketing alliance. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in one year, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 10% of adjusted surplus plus gross deferred tax liabilities (DTL). For 2009 and 2010, SSAP 10R allows additional admissibility of DTAs and imposes a valuation allowance utilizing a “more-likely-than-not” standard. Companies that meet certain risk-based capital thresholds can elect to admit DTAs based on reversals over three years and an increased surplus limitation of 15%. Effective December 31, 2009, the Company adopted SSAP 10R for 2009 and elected to admit DTAs under the enhanced admissibility rules. The change in net deferred income taxes is included directly in surplus. The additional admitted asset from SSAP 10R is included in surplus as special surplus funds.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
The Company classifies all interest and penalties as income tax expense.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II subsequent events to record for the year. Subsequent events were evaluated through April 23, 2010 for the audited financial statements that were available to be issued on April 23, 2010.
Adoption of SSAP 10R
Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R (SSAP 10R), Income Taxes — Revised, A Temporary Replacement of SSAP No. 10. This guidance amends the accounting and reporting for deferred federal income taxes. The Company elected to admit additional deferred tax assets in the amount of $7,881 as of December 31, 2009. As a result of this election total admitted assets and statutory surplus increased by $7,881. Net income and total liabilities were not affected.
Adoption of SSAP 43R
Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43 Revised (SSAP 43R), “Loan Backed and Structured Securities”. This guidance amends the accounting and reporting for other-than-temporary impaired loan backed and structured securities. If the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, SSAP 43R requires the Company to assess whether the impairment is other-than-temporary. Even if the Company does not intend to sell the security, and has the intent and ability to hold the security, a non-interest related loss may have occurred. If the present value of cash flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred. When an other-than-temporary impairment has occurred due to a non-interest related decline, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected.
The Company’s adoption of this guidance resulted in a cumulative-effect adjustment to the July 1, 2009 opening balance of capital and surplus of $905. The cost basis in bonds was increased by $1,392 and the adjustment, net of applicable taxes is reflected in the Statutory Statements of Capital and Surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          SSAP 100 Fair Value Measurement
In December 2009, the NAIC issued Statement of Statutory Accounting Principles No. 100 (SSAP 100) Fair Value Measurements effective for December 31, 2010 annual financial statements, with interim and annual financial statement reporting thereafter. Early adoption is permitted for December 31, 2009 annual financial statements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. SSAP 100 does not require any new fair value measurements. The Company will adopt SSAP 100 for December 31, 2010 Annual Statement filings and its adoption is not anticipated to affect the results of operations or financial position of the Company.
          Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.
The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.
There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.
Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
          Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus as of December 31, 2007 were adjusted in 2008 to correct this immaterial error.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2) Investments
          Net Investment Income
The components of net investment income were as follows:

	2009	2008	2007

Interest on bonds	$200,570	$181,946	$173,074
Preferred stock income	7,020	7,200	4,094
Interest on mortgage loans	1,379	1,426	1,475
Interest on short-term investments	206	1,330	2,734
Interest on contract loans	6,885	6,130	5,826
Other investment income	1,974	1,121	1,120

Gross investment income	218,034	199,153	188,323
Investment expenses	5,239	4,454	3,274

Net investment income	$212,795	$194,699	$185,049

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2009 and 2008.
          Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:

	2009	2008	2007

Reserve balance, beginning of year	$26,111	$30,383	$31,014
Current year capital (losses) gains, net of tax	22,387	(2,711)	1,399
Amortization of IMR	(2,601)	(1,561)	(2,030)

Reserve balance, end of year	$45,897	$26,111	$30,383

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2009	2008	2007

Bonds	$32,886	$(39,422)	$(2,336)
Common stocks	(1,301)	(1,259)	—
Preferred stocks	(3,913)	(5,088)	(642)
Short-term	—	(1,074)	—

Net realized investment gains (losses)	27,672	(46,843)	(2,978)

Less federal income tax expense (benefit)	3,619	(2,211)	413
Transferred to IMR	(22,387)	2,711	(1,399)

Net realized investment gains (losses) net of tax and transfers to IMR	$1,666	$(41,921)	$(4,790)

Net realized gains were $27,672 in 2009 compared to net realized losses of $46,843 and $2,978 in 2008 and 2007 respectively. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $11,179 in 2009 compared to $42,333 and $8,054 in 2008 and 2007, respectively. The 2009 impairment losses included $5,016 of bonds, $4,825 of preferred stocks, $438 of common stocks and $900 of the Reserve Fund money market fund. The bond impairment category consisted of 12 issues with loss amounts ranging from less than $3 to $2,875. This category was primarily comprised of high yield bonds, CDO holdings and CMO holdings. Total losses from Kingsland, the largest loss issuer in this category, amounted to $2,875. The preferred stock impairment category consisted of 15 issues with loss amounts ranging from less than $1 to $1,341. This category was primarily comprised of financial institution securities and real estate related securities. Total losses from BOI Capital Funding, the largest loss issuer in this category, amounted to $1,341. The common stock impairment category consisted of 1 issue with the loss amount being $438. This security was in the cable TV industry. Gains realized in 2009 included $5,644 from the sale of securities that had been previously impaired. An additional small gain of $1,546 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. Gains realized in 2008 included $866 due to recovery from litigation proceeds for a security that was impaired and totally disposed of during 2002. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred tax assets. This amount was $(471), $(150), and $(341) at December 31, 2009, 2008, and 2007 respectively.

	2009	2008	2007

Net unrealized capital gains (losses):
Beginning	$280	$635	$—
End of year	875	280	635

Change in net unrealized capital gains (losses)	$(595)	$355	$(635)

          Bonds and Preferred Stock
At December 31, 2009 and 2008, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2009
U.S. government and agency obligations:
Mortgage-backed securities	$77,694	$603	$2,399	$69	$80,093	$672
Other	305,170	14,608	—	—	305,170	14,608
Municipal bonds	154,993	4,160	7,331	664	162,324	4,824
Foreign government bonds	19,349	496	—	—	19,349	496
Corporate bonds	164,046	4,395	203,057	15,153	367,103	19,548
Other mortgage-backed securities	87,080	4,214	181,784	74,119	268,864	78,333
Preferred stocks	5,004	826	46,571	9,100	51,575	9,926

Totals	$813,336	$29,302	$441,142	$99,105	$1,254,478	$128,407

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2008
U.S. government and agency obligations:
Mortgage-backed securities	$37,982	$212	$6,542	$135	$44,524	$347
Other	2,317	83	—	—	2,317	83
Municipal bonds	27,717	2,878	—	—	27,717	2,878
Foreign government bonds	2,835	156	—	—	2,835	156
Corporate bonds	696,952	99,272	385,511	79,954	1,082,463	179,226
Other mortgage-backed securities	163,818	58,806	69,453	70,006	233,271	128,812
Preferred stocks	25,921	9,090	30,458	22,610	56,379	31,700

Totals	$957,542	$170,497	$491,964	$172,705	$1,449,506	$343,202

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the gross unrealized capital loss position in the investment portfolio was $128,407 (407 positions and less than 4% of the investment portfolio’s fair value). Securities with an investment grade rating represented 78% of the gross unrealized capital losses. The largest single unrealized capital loss was $4,316 on Bear Stearns Commercial Mortgage bonds. The portfolio included 253 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $99,105. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2009 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2009.
At December 31, 2009 and 2008, 1.3% and 1.7% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.
The carrying value and NAIC fair value of investments in bonds, preferred and common stocks as of December 31, 2009 and 2008 are as follows:

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2009	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$420,555	$18,424	$(672)	$438,307
Other	347,262	465	(14,608)	333,119
Municipal bonds	335,846	10,183	(4,824)	341,205
Foreign government bonds	37,717	2,393	(496)	39,614
Corporate securities	1,542,103	95,141	(19,548)	1,617,696
Other mortgage-backed securities	560,615	16,275	(78,333)	498,557
Preferred stocks	100,663	3,347	(9,926)	94,084
Common stock	4,372	—	—	4,372

Total	$3,349,133	$146,228	$(128,407)	$3,366,954

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2008	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$795,553	$19,659	$(347)	$814,865
Other	120,455	4,172	(83)	124,544
Municipal bonds	49,483	1,455	(2,878)	48,060
Foreign government bonds	13,188	716	(156)	13,748
Corporate securities	1,621,564	19,503	(179,226)	1,461,841
Other mortgage-backed securities	465,929	9,130	(128,812)	346,247
Preferred stocks	105,579	450	(31,700)	74,329
Common stocks	14,572	—	—	14,572

Total	$3,186,323	$55,085	$(343,202)	$2,898,206

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $344,715 and $452,740; Federal Home Loan Mortgage Association of $372,788 and $419,126; Government National Mortgage Association of $38,058 and $32,263; and Other Government of $12,256 and $11,879 as of December 31, 2009 and 2008, respectively.
Bonds by NAIC class at December 31 are as follows:

	2009		2008
		NAIC		NAIC
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,271,451	$2,308,832	$2,220,063	$2,091,967
Class 2	807,507	819,964	740,709	635,158
Class 3	88,423	73,468	51,085	39,917
Class 4	67,079	57,234	50,007	38,142
Class 5	8,001	6,502	2,689	2,455
Class 6	1,637	2,498	1,619	1,666

Total by class	$3,244,098	$3,268,498	$3,066,172	$2,809,305

At December 31, 2009, .26% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2009 was $213,955 compared to a $210,834 carrying value. The average duration of the Company’s investment in CMOs was 8.5 years at December 31, 2009.
The carrying value and NAIC fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		NAIC
	Carrying	Fair
December 31, 2009	Value	Value

Due in one year or less	$188,198	$189,613
Due after one year through five years	532,177	536,180
Due after five years through ten years	1,021,129	1,028,809
Due after ten years through twenty years	537,349	541,391
Due after twenty years	965,245	972,505

Total bonds	$3,244,098	$3,268,498

Proceeds from the sale of investments in bonds and stocks during 2009, 2008 and 2007 were $1,271,184, $485,953 and $639,498, respectively. Gross gains of $45,277, $8,203 and $10,738 and gross losses of $7,316, $13,961 and $8,470 were realized on those sales for 2009, 2008 and 2007, respectively.
          Loan-backed and Structured Securities
At December 31, 2009, the Company has loan-backed securities with a fair value of $936,864 and a carrying value of $982,769. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company has no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
As of December 31, 2009, the Company held two structured securities with a recognized other-than-temporary impairment. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these two securities at December 31, 2009 are as follows:

	Book/Adj			Amortized
	Carrying Value		Recognized	cost after
	Amortized Cost		other-than	other-than
	before current	Projected Cash	temporary	temporary
CUSIP	period OTTI	Flows	impairment	impairment	Fair Value

49636RAN9	$5,001	$2,126	$2,875	$2,126	$1,650
1248MMAB7	159	9	150	9	10

	$5,160	$2,135	$3,025	$2,135	$1,660

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the Company had loan-backed and structured securities with a fair value of $350 that had an aggregate unrealized loss of $81. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$157	$(3)	$193	$(78)
          Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2009	2008

Held for all policyholders	$1,677	$1,674
Held for policyholders in certain states	1,094	1,104

Total deposits	$2,771	$2,778

          Securities Lending
The Company loans bonds to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of bonds that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program was suspended. As of December 31, 2009 and 2008, the Company had no securities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
          Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2009 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2009	2008	table	rates

Life	$799,636	$770,233	1980 CSO	4.0–6.0%
	1,395	1,425	1958 CET	2.5–4.5
	146,546	150,015	1958 CSO	2.5–4.5
	81,299	71,793	Various	2.5–5.5
	6,528	6,823	1941 CSO	2.5–3.0

Annuity	1,446,866	1,383,121	1971 IAM	3.0–5.5
	66,517	68,780	a-1949	3.0–5.5
	1,022	1,130	1937 SAT	3.0
	181	558	MGDB
	544,516	415,896	a-2000	1.5–3.5
	156,108	150,008	1983a	3.0–4.5

Supplementary contract with life contingencies	38,202	41,462	1983a	6.25–11.0
	63,784	62,983	a-2000	5.25–7.0
	1,223	1,481	1971 IAM	4.5–11.25
	190	253	1937 SAT	3.5

Total	$3,354,013	$3,125,961

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2009		2008
		% of		% of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$43,358	1%	$38,152	1%
At book value less current surrender charge of 5% or more	1,215,042	33%	1,178,589	37%
At fair value	1,214,033	33%	954,618	30%

Total with adjustment or at fair value	2,472,433		2,171,359

At book value without adjustment (minimal or no charge or adjustment)	1,072,961	30%	929,930	29%
Not subject to discretionary withdrawal	103,399	3%	106,179	3%

Total (gross)	3,648,793	100%	3,207,468	100%

Reinsurance ceded	38		39

Total (net)*	$3,648,755		$3,207,429

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2009	2008

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,215,210	$2,019,493
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	103,399	106,179
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	116,113	127,139

Subtotal	2,434,722	2,252,811

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,211,363	952,235
Exhibit 3, Line 0399999, Column 2	2,670	2,383

Subtotal	1,214,033	954,618

Combined Total	$3,648,755	$3,207,429

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2009	2008

Present value of amounts not yet due on claims (3% interest rate)	$5,451	$5,911
Additional contract reserves	173	222
Unearned premiums and other	135	162

Aggregate accident and health reserves	$5,759	$6,295

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,334 and $5,495 of such discounted reserves at December 31, 2009 and 2008, respectively. The aggregate amount of discount at December 31, 2009 and 2008 were $996 and $1,029, respectively.
          Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2009	2008

Aggregate reserves for accident and health	$5,759	$6,295
Unpaid benefits for accident and health	234	273
Less: Additional contract reserves	(173)	(222)
Unearned premiums and other	(135)	(162)

Accident and health claim reserves and liabilities	$5,685	$6,184

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2009	2008	2007

Net balance at January 1	$6,184	$6,465	$7,304

Incurred related to:
Current year	1,759	1,989	2,207
Prior years	(140)	69	(642)

Total incurred	1,619	2,058	1,565

Paid related to:
Current year	508	679	798
Prior years	1,610	1,660	1,606

Total paid	2,118	2,339	2,404

Net balance at December 31	$5,685	$6,184	$6,465

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $140, increased by $69, and decreased by $642 in 2009, 2008, and 2007 respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $102,178, $83,748, and $107,316 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2009, 2008 and 2007, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,103 and $13,374 as of December 31, 2009 and 2008, respectively.
The Company had net balances receivable from affiliates of $3,277 and net payable to affiliates of $11,447 at December 31, 2009 and 2008, respectively.
ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 and prior balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.
The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Total gross deferred tax assets	$43,913	$11,190	$55,103	$60,079	$(4,976)
Valuation allowance adjustment	—	—	—	—	—

Adjusted gross deferred tax assets	43,913	11,190	55,103	60,079	(4,976)
Total deferred tax liabilities	24,565	—	24,565	20,326	4,239

Net deferred tax asset	19,348	11,190	30,538	39,753	(9,215)
Deferred tax assets nonadmitted	7,376	11,190	18,566	35,817	(17,251)

Admitted deferred tax asset	$11,972	—	$11,972	$3,936	$8,036

Net change in total DTAs nonadmitted	$(17,251)

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year end reporting period.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 10R was as follows:

	Ordinary	Capital	2009	2008	Change

Admitted under paragraph 10.a	$4,091	$—	$4,091	$3,937	$154
Admitted under paragraph 10.b	—	—	—	—	—
Admitted under paragraph 10.c.	24,565	—	24,565	20,325	4,240

Total admitted from the application of paragraph 10.a - 10.c.	28,656	—	28,656	24,262	4,394

Admitted under paragraph 10.e.i	7,881	—	7,881	—	7,881
Admitted under paragraph 10.e.ii	—	—	—	—	—
Admitted under paragraph 10.e.iii	—	—	—	—	—

Total admitted from the application of paragraph 10.e	7,881	—	7,881	—	7,881

Total admitted adjusted gross deferred tax assets	$36,537	$—	$36,537	$24,262	$12,275

The Company’s risk-based capital level used for purposes of paragraph 10.d.

Total adjusted capital	$304,190
Authorized control level	28,692
The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application of paragraph 10e:

	Ordinary	Capital	2009	2008	Change

Increased amount of admitted DTA	$7,881	$—	$7,881	$—	$7,881

The amount of admitted DTAs, admitted assets, statutory surplus and total adjusted capital in the risk based capital calculation and the increased amount of DTAs, admitted assets and surplus as the result of the application of paragraph 10e:

	After	After
	Application	Application
	of 10 a,b,c	of 10e

Admitted DTAs	$4,091	$11,972
Admitted Assets	5,079,166	5,087,047
Statutory Surplus	299,669	307,550

Total Adjusted Capital	$304,190	$312,071

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Net deferred tax asset	$19,348	$11,190	$30,538	$39,753	$(9,215)
Tax-effect of unrealized gains and losses	—	471	471	150	321

Net tax effect without unrealized gains and losses	$19,348	$10,719	$30,067	$39,603	$(9,536)

Change in deferred income tax					$(9,536)

At December 31, 2009, the Company had no policyholder surplus account under the provisions of the Internal Revenue Code or any investments in foreign subsidiaries. At December 31, 2009, the Company had no temporary differences for which deferred tax liabilities were not recognized.
Current income taxes incurred consist of the following major components:

	2009	2008	2007

Current year tax expense	$12,653	$6,630	$11,361
(exclusive of items 2 and 3 below)
Resolution of contingent tax liabilities	—	(2,697)	(785)
Prior year adjustments	92	(2,232)	—

Federal income tax expense from operations	12,745	1,701	10,576
Current year tax expense (benefit) — capital gains	4,106	(2,211)	413

Total income taxes incurred	$16,851	$(510)	$10,989

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Deferred income tax assets and liabilities consist of the following major components:

	2009	2008

Deferred tax assets:
Deferred acquisition costs	$10,001	$10,148
Benefit reserves	27,888	28,885
Investments	1,749	431
Operating expense accruals	6,024	4,799
Impairments	8,970	15,666
Unrealized loss	471	150

Total gross deferred tax assets	55,103	60,079
Valuation allowance adjustment	—	—

Total adjusted gross deferred tax assets	55,103	60,079
Nonadmitted deferred tax assets	18,566	35,817

Admitted deferred tax assets	36,537	24,262

Deferred tax liabilities:
Deferred & uncollected premium	16,441	16,427
Bonds	6,620	2,313
Policy benefits	1,010	1,302
Depreciable assets	487	—
Other	7	284

Total deferred tax liabilities	24,565	20,326

Net admitted deferred tax asset	$11,972	$3,936

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income (loss) before income taxes as follows:

	2009	2008	2007

Current income tax (benefit) expense incurred	$16,851	$(510)	$10,989
Change in deferred income tax (without tax on unrealized gains and losses)	9,536	(5,851)	1,225

Total income tax (benefit) expense reported	26,387	(6,361)	12,214

Income (loss) before taxes	79,635	(13,964)	38,458

Expected income tax expense (benefit) at 35% statutory rate	27,872	(4,887)	13,460

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(804)	(1,179)	(981)
Nondeductible expense for meals, penalties and lobbying	169	112	118
Tax adjustment for IMR	(910)	(546)	(729)
Deferred tax benefit on non-admitted assets	10	12	134
Prior year surplus reserve adjustment	—	222	—
Resolution of contingent tax liabilities	—	(2,697)	—
Provision to return	(14)	(208)	(47)
Reserve basis change	—	3,101	—
Other	64	(291)	259

Total income tax (benefit) expense	$26,387	$(6,361)	$12,214

As of December 31, 2009, the Company had no unused net operating loss or capital loss carryforwards to offset future taxable capital gains.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $12,261, $6,240 and $8,543 for 2009, 2008, and 2007 respectively.
As of December 31, 2009, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2009, the Company had federal income tax returns for the 2006 through 2009 tax years still open and subject to examination by all major tax authorities. In 2008, the Internal Revenue Service (IRS) completed its examination of tax years 2002, 2004, 2005 and 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2009	2008

Balance as of the beginning of the year	$897	$3,089
Additions based on tax contingencies related to the current year	362	505
Settlements	—	(2,697)
Reductions for tax positions for prior years	(48)	—

Balance as of the end of the year	$1,211	$897

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.
The Company classifies all interest and penalties as income tax expense. The 2009 expense for interest and penalties was $82 ($53 net of tax benefit); for 2008, this amount was $12 ($8 net of tax); for 2007, this amount was $396 ($258 net of tax). The Company has recorded $242 and $160 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2009 and 2008, respectively.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2010 without prior approval are approximately $39,000. Ordinary dividends of $6,000, $24,000 and $0 were paid in 2009, 2008 and 2007, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities carried at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company categorizes its financial and non-financial assets and liabilities into a three-level hierarchy based on the priority of the inputs to the valuation technique. The three levels of inputs that may be used to measure fair value are:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stocks and preferred stocks) that are traded in an active exchange market, as well as U.S. Treasury securities.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, non-agency structured securities, corporate debt securities, preferred stocks, and separate account assets.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. As a result, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Net transfers into or out of Level 3 are reported as having occurred at the end of the reporting period in which the transfers were determined.
The following discussion describes the valuation methodologies used for financial assets and financial liabilities measured at fair value. For fixed maturities, equity securities, and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.
Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and other assets and liabilities not carried at fair value but for which the disclosure is meaningful. In addition, the table includes the carrying amounts and fair values of financial instruments at December 31, 2008.

			Fair Value Measurements at
	Carrying	Fair	Reporting Date Using (1)
December 31, 2009	Amount	Value	Level 1	Level 2	Level 3
Financial Assets
Investments
Fixed maturities (3)
U.S. government and federally sponsored agency obligations:
Mortgage-backed securities	$420,555	$438,307	$—	$438,307	$—
Other	347,262	333,119	4,094	329,025	—
Municipal bonds	335,846	341,205	—	341,205	—
Foreign government bonds	37,717	39,614	—	39,614	—
Corporate bonds	1,568,489	1,640,642	—	1,638,203	2,439
Other mortgage-backed securities	560,615	498,557	—	491,036	7,521
Preferred Stocks Redeemable	58,277	54,724	41,298	13,426	—

Totals	3,328,761	3,346,168	45,392	3,290,816	9,960
Equity securities (4)	46,758	43,731	28,526	15,205	—
Short-term and other investments (2)(5)	373,862	375,248	375,248	—	—

Total investments	$3,749,381	$3,765,147	$449,166	$3,306,021	$9,960

Separate Account (variable annuity) assets	1,226,430	1,226,430	—	1,226,430	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	79,688	71,766
Annuity contract liabilities	2,367,170	2,084,267
Other policyholder funds	116,834	116,834

Separate Account Liability	1,226,430	1,226,430
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2008
Financial Assets
Investments
Fixed maturities (3)	$3,134,911	$2,868,159	$33,196	$2,804,933	$30,030
Equity securities (4)	67,841	50,957	37,899	13,059	—
Short-term and other investments (2)(5)	260,139	263,922	136,766	748	—

Total investments	$3,462,891	$3,183,038	$207,861	$2,818,740	$30,030

Separate Account (variable annuity) assets	965,217	965,217	—	965,217	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	80,250	70,580
Annuity contract liabilities	2,125,672	1,877,400
Other policyholder funds	127,854	127,854

Separate Account Liability	965,217	965,217

(1)	This information is not required for financial and nonfinancial assets and liabilities not recognized at fair value in the statutory statements of Admitted Assets, Liabilities and Capital and Surplus.

(2)	Fair value of “Short-term and other investments” includes investments for which inputs to fair value measurements are not required. Inputs to fair value measurements are provided only for those investments carried at fair value.

(3)	Fixed maturities include bonds, preferred stocks with sinking funds, and surplus debentures (other assets).

(4)	Equities include preferred stocks without sinking funds and common stocks.

(5)	Short-term and other investments include mortgage loans, contract loans, and short-term investments.
The following table presents a reconciliation for all Level 3 assets measured at fair value on a recurring.

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2009	$30,030	$—	$30,030
Net realized gains (losses)	(4,624)	—	(4,624)
Net unrealized gains (losses)	(2,730)	—	(2,730)
Paydowns and maturities	(2,604)	—	(2,604)
Purchases, sales, issuances and settlements	(7,436)	—	(7,436)
Transfers in (out) of Level 3 (1)	(2,676)	—	(2,676)

Ending balance, December 31, 2009	$9,960	$—	$9,960

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2008	$657	$—	$657
Net unrealized gains (losses)	2	—	2
Paydowns and maturities	(596)	—	(596)
Purchases, sales, issuances and settlements	—	—	—
Transfers in (out) of Level 3 (1)	29,967	—	29,967

Ending balance, December 31, 2008	$30,030	$—	$30,030

(1)	Transfers into and out of Level 3 during the periods ended December 31, 2009 and 2008 were attributable to a change in the availability of observable market information for individual fixed maturity securities.
(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company.
(9)	Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2009	2008	2007

Direct life insurance premiums	$100,374	$101,789	$101,435
Life insurance premiums ceded:
To ALIC	1,469	1,531	1,518
Other	3,699	3,222	3,160

Net life insurance premiums as reported	95,206	97,036	96,757

Life insurance reserves ceded:
To ALIC	14,110	13,362	12,751
To other companies	4,828	4,196	4,591
Accident and health premiums ceded:
To other companies	1,771	1,856	2,043
Amounts recoverable from reinsurers on paid losses	493	238	440
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Through December 31, 2009, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. Effective January 1, 2010, the Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
The Company has taken $3,710 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1 of the year of this statement, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.
HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.
Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.
The Company has no obligations to current or former employees for benefits after their employment but before their retirement.
Total pension expense allocated to the Company was $4,215, $4,777, and $4,811 for 2009, 2008 and 2007, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(416), $(1,044), and $(1,773) for the years ended December 31, 2009, 2008 and 2007, respectively.
Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2009, the balance of the HRA accounts was $3,907. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.
(11)	Variable Annuities Assets and Liabilities Held in Separate Accounts

Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.
Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed
	Separate
	Accounts	Total
Premiums, considerations or deposits for year ended 12/31/09	$112,452	$112,452

Reserves at 12/31/09 for accounts with assets at:
Fair value	1,214,033	1,214,033
Total reserves	1,214,033	1,214,033

By withdrawal characteristics:
At fair value	1,211,363	1,211,363
Not subject to discretionary withdrawal	2,670	2,670
Total	1,214,033	1,214,033

Reconciliation of transfers to (from) separate account is as follows:

	2009	2008

Transfers to separate account	$112,452	$135,194
Transfers from separate account	(106,125)	(148,406)

Net transfers to (from) separate account	$6,327	$(13,212)

(12)	Lawsuits and Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $202, $201, and $275 during 2009, 2008, and 2007 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2009, 2008, and 2007 respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(13)	Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2009, the Company’s actual total adjusted capital was $312,070 and the authorized control level risk-based capital was $28,889.
(14)	Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
		NAIC	Balance
Type of investments	Cost(1)	Fair Value	Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$767,817	$771,427	$767,817
State, municipalities and political subdivisions	335,846	341,204	335,846
Foreign government bonds	37,717	39,614	37,717
Public utilities	275,243	291,365	275,243
Other corporate bonds	1,827,475	1,824,888	1,827,475

Total debt securities	$3,244,098	$3,268,498	$3,244,098

Equity securities:

Preferred stocks:
Industrial and miscellaneous	100,663	—	100,663
Common stocks	4,372	—	4,372

Total equity securities	$105,035	$—	$105,035

Mortgage loans on real estate	15,572	XXX	15,572
Real estate	—	XXX	—
Contract loans	113,503	XXX	113,503
Short-term investments	244,787	XXX	244,787
Receivable for securities	—	XXX	—
Other investments	26,386	XXX	26,386

Total investments	$3,749,381	XXX	$3,749,381

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2009:
Life		$1,040,480		$3,208	$95,206	$62,538	$102,840		$37,644
Annuity		2,221,416		—	349,804	135,393	429,230		46,700
Supplementary Contracts		103,579		113,588	4,397	14,290	14,362		2,267
Accident and Health		5,992		38	3,677	574	1,543		2,265

Total		$3,371,467		$116,834	$453,084	$212,795	$547,975		$88,876

2008:
Life		$1,007,395		$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288		—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399		124,529	6,753	15,131	17,685		2,208
Accident and Health		6,568		53	3,911	593	1,994		2,702

Total		$3,145,650		$127,854	$419,447	$194,699	$520,082		$85,932

2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net
2009: Life insurance in force	$13,761,252	$2,554,621	$—	$11,206,631	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,374	$5,168	$—	$95,206	0.0%
Annuity	349,804	—	—	349,804	0.0%
Supplementary contracts	4,397	—	—	4,397
Accident and health	5,448	1,771	—	3,677	0.0%

Total premiums	$460,023	$6,939	$—	$453,084	0.0%

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

See accompanying report of independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE
GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated April 23, 2010

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2009 and 2008
-Statutory Statements of Operations — For the Years Ended December 31, 2009, 2008 and 2007
-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2009, 2008 and 2007
-Statutory Statements of Cash Flow — For the Years Ended December 31, 2009, 2008 and 2007
-Notes to Statutory Financial Statements — December 31, 2009, 2008 and 2007

Horace Mann Life Insurance Group Annuity Separate Account

- Report of Independent Registered Public Accounting Firm, dated April 23, 2010

-Statements of Net Assets — December 31, 2009
-Statements of Operations — For the Year Ended December 31, 2009
-Statements of Changes in Net Assets For the Years Ended December 31, 2009 and 2008
-Notes to Financial Statements — December 31, 2009

(b) Exhibits

(1) Resolution of Board of Directors (3)
(2) Agreements for Custody ...............Not Applicable
(3) Underwriting Agreement (3)
(4) (a) Form of Group Variable Annuity Contract (3)
(b) Form of Certificate (3)
(5) Form of Application/Enrollment Form (3)
(6) Certificate of Incorporation and Bylaws (2)
(7) Contract of Reinsurance ...............Not Applicable
(8) Other Contracts ...............Not Applicable
(9) Opinion and Consent of Counsel (1)
(10) Independent Registered Public Accounting Firm Consent - (1)
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon (1)
(12) Agreement regarding initial capital ...............Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration Statement for Horace Mann Life Insurance Group Annuity Separate Account, dated August 11, 2006 ( File Nos: 333-136513 and 811-21939).

Item 25. Directors and Officers of the Depositor
     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer
Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Louis G. Lower II	Director, Chairman, President & Chief Executive Officer
Paul D. Andrews	Director and Senior Vice President
Angela S. Christian	Vice President & Treasurer
Brent H. Hamann	Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Certificate Owners
As of March 26, 2010, we have sold 1,779 Certificates funded through the Separate Account. Certificates sold prior to October 16, 2006 were unregistered.
Item 28. Indemnification
     According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Joseph D. Terry	Director and President
Norman R. Sherman	Chief Compliance Officer
Peter H. Heckman	Director
Brent H. Hamann	Director
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Paul D. Andrews	Director
Ann M. Caparros	Director and Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2009:

Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$4,922,550	N/A	N/A	N/A
Item 30. Location of Accounts and Records
     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
     Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
  Not applicable.
Item 32. Undertakings
     (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
     (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
     (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
     (d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
     (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of April, 2010.
BY: HORACE MANN LIFE INSURANCE GROUP
ANNUITY SEPARATE ACCOUNT
(Registrant)
By: Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS Ann M. Caparros	By:	/s/ LOUIS G. LOWER II Louis G. Lower II,
	Corporate Secretary		President and Chief Executive
	of the Depositor		Officer of the Depositor
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ Louis G. Lower Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2010

/s/ Peter H. Heckman Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2010

/s/ Ann M. Caparros Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2010

/s/Brent H. Hamann	Director and Senior Vice President	April 28, 2010
Brent Hamann

Exhibit Index
(9) Opinion and Consent of Counsel
(10) Independent Registered Public Accounting firm Consent
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firms Report Thereon